                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

COLUMBIA
120/20 CONTRARIAN EQUITY FUND
(FORMERLY KNOWN AS RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND)

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
OCTOBER 31, 2010

COLUMBIA 120/20 CONTRARIAN EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   17

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   27

Proxy Voting.......................   43



SEE THE FUND'S PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.


--------------------------------------------------------------------------------
2  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia 120/20 Contrarian Equity Fund's Class A shares gained 2.10%
  (excluding sales charge) for the six months ended October 31, 2010.

> The Fund outperformed its benchmark, the Russell 3000(R) Index, which rose
  0.60% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2010)
--------------------------------------------------------------------------------


                                                               SINCE
                                                             INCEPTION
                                6 MONTHS*   1 YEAR  3 YEARS   10/18/07
----------------------------------------------------------------------
Columbia 120/20 Contrarian
  Equity Fund Class A
  (excluding sales charge)        +2.10%   +17.36%   -6.84%    -6.72%
----------------------------------------------------------------------
Russell 3000 Index
  (unmanaged)(1)                  +0.60%   +18.34%   -5.96%    -5.70%
----------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
             COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCTOBER 31, 2010
                                                                SINCE
Without sales charge             6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 10/18/07)       +2.10%   +17.36%   -6.84%   -6.72%
-----------------------------------------------------------------------
Class B (inception 10/18/07)       +1.79%   +16.50%   -7.53%   -7.41%
-----------------------------------------------------------------------
Class C (inception 10/18/07)       +1.79%   +16.57%   -7.50%   -7.39%
-----------------------------------------------------------------------
Class I (inception 10/18/07)       +2.22%   +17.69%   -6.54%   -6.42%
-----------------------------------------------------------------------
Class Z (inception 9/27/10)          N/A       N/A      N/A    +5.72%*
-----------------------------------------------------------------------

With sales charge
Class A (inception 10/18/07)       -3.78%   +10.61%   -8.66%   -8.52%
-----------------------------------------------------------------------
Class B (inception 10/18/07)       -3.21%   +11.50%   -8.44%   -8.32%
-----------------------------------------------------------------------
Class C (inception 10/18/07)       +0.79%   +15.57%   -7.50%   -7.39%
-----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class Z shares. Class I is available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

* Not annualized.


--------------------------------------------------------------------------------
4  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
           X              Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the fund's portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
             COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

PORTFOLIO BREAKDOWN(1) (at October 31, 2010)
--------------------------------------------------------------------------------



                                LONG   SHORT(2)    NET
-------------------------------------------------------
Consumer Discretionary           7.6%     0.0%     7.6%
-------------------------------------------------------
Consumer Staples                 6.8%     0.0%     6.8%
-------------------------------------------------------
Energy                           5.7%     0.0%     5.7%
-------------------------------------------------------
Financials                      18.3%     0.0%    18.3%
-------------------------------------------------------
Health Care                     13.1%     0.0%    13.1%
-------------------------------------------------------
Industrials                     17.9%     0.0%    17.9%
-------------------------------------------------------
Information Technology          13.8%     0.0%    13.8%
-------------------------------------------------------
Materials                       13.2%     0.0%    13.2%
-------------------------------------------------------
Telecommunication Services       1.8%     0.0%     1.8%
-------------------------------------------------------
Utilities                        2.8%     0.0%     2.8%
-------------------------------------------------------
Other(3)                         1.5%     0.0%     1.5%
-------------------------------------------------------
Total Return Equity Swaps(4)    24.9%   -27.4%    -2.5%
-------------------------------------------------------
                               127.4%   -27.4%   100.0%
-------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.
(2) At October 31, 2010, the Fund had no short positions. However, the Fund had entered into various total return equity swap contracts in order to gain short exposure to equity markets. See Total Return Equity Swap Contracts Outstanding at October 31, 2010 following the Portfolio of Investments, and
    Note 2 to the financial statements.
(3) Cash & Cash Equivalents.
(4) Reflects notional amounts for total return equity swaps adjusted for unrealized appreciation (or depreciation). Notional amounts for total return equity swaps are shown in the portfolio of investments. See Total Return Equity Swap Contracts Outstanding at October 31, 2010 on pages 12-13.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at October 31, 2010)
--------------------------------------------------------------------------------

Top ten holdings do not include notional exposure to holdings the Fund has through its use of total return swaps. A total return swap is an agreement with a counterparty based on a single asset or basket of assets in exchange for periodic cash flows, typically based on a floating rate such as LIBOR plus or minus a small spread. The Fund uses total return swaps to take effective long and short positions. For more information regarding the Fund's total return swaps, see Total Return Equity Swap Contracts Outstanding at October 31, 2010 on pages 12-13.


XL Group PLC                                4.1%
------------------------------------------------
Oracle Corp.                                4.1%
------------------------------------------------
Lorillard, Inc.                             3.8%
------------------------------------------------
Bank of America Corp.                       3.5%
------------------------------------------------
WW Grainger, Inc.                           3.4%
------------------------------------------------
ACE Ltd.                                    3.4%
------------------------------------------------
Microsoft Corp.                             3.2%
------------------------------------------------
CVS Caremark Corp.                          3.0%
------------------------------------------------
Sempra Energy                               2.8%
------------------------------------------------
El du Pont de Nemours & Co.                 2.8%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
             COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until October 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                   BEGINNING        ENDING        EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,021.00        $6.00          1.19%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.00        $5.99          1.19%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,017.90        $9.81          1.95%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.21        $9.80          1.95%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,017.90        $9.66          1.92%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.36        $9.65          1.92%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,022.20        $3.83           .76%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.14        $3.83           .76%
-------------------------------------------------------------------------------------------

Class Z
-------------------------------------------------------------------------------------------
  Actual(d)                         $1,000        $1,057.20        $0.84           .93%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.29        $4.68           .93%
-------------------------------------------------------------------------------------------


(a) The beginning account value for Class Z is as of September 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended October 31, 2010: +2.10% for Class A, +1.79% for Class B, +1.79% for Class C and +2.22% for Class I.
(d) Based on the actual return for the period from September 27, 2010 (when shares became available) to October 31, 2010 of +5.72% for Class Z.


--------------------------------------------------------------------------------
             COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Columbia 120/20 Contrarian Equity Fund
OCTOBER 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


ISSUER                  SHARES         VALUE
COMMON STOCKS (97.3%)

CONSUMER STAPLES (6.6%)
FOOD & STAPLES RETAILING (2.9%)
CVS Caremark Corp.      30,318      $913,178
--------------------------------------------
TOBACCO (3.7%)
Lorillard, Inc.         13,751     1,173,510
                                  ----------
TOTAL CONSUMER STAPLES             2,086,688
--------------------------------------------
HEALTH CARE (12.7%)
HEALTH CARE PROVIDERS & SERVICES (1.8%)
Universal Health
 Services, Inc., Class
 B                      13,910       574,066
--------------------------------------------
LIFE SCIENCES TOOLS & SERVICES (4.0%)
Life Technologies
 Corp. (a)              16,147       810,256
Thermo Fisher
 Scientific, Inc. (a)    8,657       445,143
                                  ----------
Total                              1,255,399
--------------------------------------------
PHARMACEUTICALS (6.9%)
Bristol-Myers Squibb
 Co.                    16,763       450,925
Forest Laboratories,
 Inc. (a)               18,064       597,015
Mylan, Inc. (a)         38,947       791,403
Pfizer, Inc.            19,052       331,505
                                  ----------
Total                              2,170,848
--------------------------------------------
TOTAL HEALTH CARE                  4,000,313
--------------------------------------------
CONSUMER DISCRETIONARY (6.7%)
MEDIA (3.5%)
National CineMedia,
 Inc.                   41,977       777,414
Regal Entertainment
 Group, Class A         24,933       336,596
                                  ----------
Total                              1,114,010
--------------------------------------------
MULTILINE RETAIL (1.7%)
Kohl's Corp. (a)        10,880       557,056
--------------------------------------------
SPECIALTY RETAIL (1.5%)
Best Buy Co., Inc.      10,787       463,625
                                  ----------
TOTAL CONSUMER DISCRECTIONARY      2,134,691
--------------------------------------------
FINANCIALS (17.7%)
CAPITAL MARKETS (1.5%)
Goldman Sachs Group,
 Inc. (The)              2,874       462,570
--------------------------------------------
COMMERCIAL BANKS (0.7%)
Wells Fargo & Co.        8,901       232,138
--------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.   93,979     1,075,120
Pico Holdings, Inc.
 (a)                     4,215       129,569
                                  ----------
Total                              1,204,689
--------------------------------------------
INSURANCE (11.7%)
ACE Ltd.                17,495     1,039,553
Chubb Corp.             10,655       618,203
Everest Re Group Ltd.    9,255       780,011
XL Group PLC            59,618     1,260,921
                                  ----------
Total                              3,698,688
--------------------------------------------
TOTAL FINANCIALS                   5,598,085
--------------------------------------------
INFORMATION TECHNOLOGY (13.4%)
COMPUTERS & PERIPHERALS (1.0%)
Hewlett-Packard Co.      7,597       319,530
--------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  (3.6%)
Intel Corp.             37,302       748,651
LSI Corp. (a)           72,868       381,828
                                  ----------
Total                              1,130,479
--------------------------------------------
SOFTWARE (8.8%)
Check Point Software
 Technologies Ltd. (a)  12,232       522,918
Microsoft Corp.         37,504       999,107
Oracle Corp.            42,735     1,256,409
                                  ----------
Total                              2,778,434
--------------------------------------------
TOTAL INFORMATION TECHNOLOGY       4,228,443
--------------------------------------------
MATERIALS (12.8%)
CHEMICALS (7.1%)
Agrium, Inc.             6,746       597,088
Dow Chemical Co. (The)  25,167       775,899
EI du Pont de Nemours
 & Co.                  18,281       864,326
                                  ----------
Total                              2,237,313
--------------------------------------------
METALS & MINING (2.5%)
Freeport-McMoRan
 Copper & Gold, Inc.     5,043       477,471
Nucor Corp.              7,994       305,531
                                  ----------
Total                                783,002
--------------------------------------------


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
10  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ISSUER                  SHARES         VALUE
COMMON STOCKS (CONTINUED)

MATERIALS (CONT.)
PAPER & FOREST PRODUCTS (3.2%)
Louisiana-Pacific
 Corp. (a)              46,739      $361,760
Schweitzer-Mauduit
 International, Inc.    10,438       669,910
                                  ----------
Total                              1,031,670
--------------------------------------------
TOTAL MATERIALS                    4,051,985
--------------------------------------------
ENERGY (5.6%)
ENERGY EQUIPMENT & SERVICES (2.8%)
Baker Hughes, Inc.       8,191       379,489
Halliburton Co.         15,378       489,943
                                  ----------
Total                                869,432
--------------------------------------------
OIL, GAS & CONSUMABLE FUELS (2.8%)
Enbridge, Inc.           9,243       512,062
Suncor Energy, Inc.     11,746       375,990
                                  ----------
Total                                888,052
--------------------------------------------
TOTAL ENERGY                       1,757,484
--------------------------------------------
INDUSTRIALS (17.4%)
AEROSPACE & DEFENSE (1.3%)
Spirit Aerosystems
 Holdings, Inc., Class
 A (a)                  18,285       395,687
--------------------------------------------
AIRLINES (1.6%)
AMR Corp.(a)            13,329       105,032
Delta Air Lines, Inc.
 (a)                    13,569       188,473
U.S. Airways Group,
 Inc. (a)               10,983       129,490
United Continental
 Holdings, Inc. (a)      2,371        68,854
                                  ----------
Total                                491,849
--------------------------------------------
ELECTRICAL EQUIPMENT (2.6%)
Cooper Industries PLC   15,652       820,478
--------------------------------------------
MACHINERY (8.6%)
Caterpillar, Inc.        9,908       778,769
Deere & Co.             10,063       772,838
Eaton Corp.              4,520       401,512
Ingersoll-Rand PLC       9,455       371,676
Parker Hannifin Corp.    5,301       405,792
                                  ----------
Total                              2,730,587
--------------------------------------------
TRADING COMPANIES & DISTRIBUTORS (3.3%)
WW Grainger, Inc.        8,457     1,048,922
                                  ----------
TOTAL INDUSTRIALS                  5,487,523
--------------------------------------------
UTILITIES (2.7%)
MULTI-UTILITIES (2.7%)
Sempra Energy           16,168       864,665
                                  ----------
TOTAL UTILITIES                      864,665
--------------------------------------------
TELECOMMUNICATION SERVICES (1.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  (1.7%)
Qwest Communications
 International, Inc.    82,009       541,259
                                  ----------
TOTAL TELECOMMUNICATION SERVICES     541,259
--------------------------------------------
TOTAL COMMON STOCKS
(Cost: $28,067,107)              $30,751,136
--------------------------------------------





                 COUPON   PRINCIPAL
ISSUER            RATE      AMOUNT           VALUE
CONVERTIBLE BONDS (0.6%)

AUTOMOTIVE (0.6%)
Ford Motor Co.
 Senior Unsecured
 11/15/16        4.250%    $114,000       $198,884
--------------------------------------------------
TOTAL CONVERTIBLE BONDS
(Cost: $114,000)                          $198,884
--------------------------------------------------





                        SHARES         VALUE
MONEY MARKET FUND (1.5%)

Columbia Short-Term
 Cash Fund, 0.241%
 (b)(c)                453,839      $453,839
--------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $453,839)                    $453,839
--------------------------------------------
TOTAL INVESTMENTS
(Cost: $28,634,946)              $31,403,859
OTHER ASSETS & LIABILITIES, NET      193,007
--------------------------------------------
NET ASSETS                       $31,596,866
============================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



                                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES

 TOTAL RETURN EQUITY SWAP CONTRACTS OUTSTANDING AT OCTOBER 31, 2010



                                                        EXPIRATION     NOTIONAL    UNREALIZED    UNREALIZED
COUNTERPARTY        FUND RECEIVES       FUND PAYS          DATE         AMOUNT    APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------
JPMorgan Chase    Total return on   Floating rate      Nov. 25, 2010    $843,833      $128,531           $--
Bank, London      a custom basket   based on 1-month
Branch            of airline        LIBOR plus 0.30%
                  industry
                  securities
------------------------------------------------------------------------------------------------------------
JPMorgan Chase    Total return on   Floating rate      Nov. 26, 2010     772,842         2,011            --
Bank, London      a custom basket   based on 1-month
Branch            of securities in  LIBOR plus 0.30%
                  the Dow Jones
                  U.S. Select Oil
                  Exploration &
                  Production Index
------------------------------------------------------------------------------------------------------------

JPMorgan Chase    Total return on   Floating rate      Nov. 26, 2010   1,301,838        99,937            --
Bank, London      a custom basket   based on 1-month
Branch            of securities in  LIBOR plus 0.30%
                  the S&P North
                  American
                  Technology
                  Semiconductor
                  Index
------------------------------------------------------------------------------------------------------------

JPMorgan Chase    Floating rate     Total return on    Nov. 26, 2010   2,163,082            --       (13,331)
Bank, London      based on 1-month  a custom basket
Branch            LIBOR less 0.65%  of securities in
                                    the S&P Small
                                    Cap 600 Index
------------------------------------------------------------------------------------------------------------

JPMorgan Chase    Total return on   Floating rate      Nov. 26, 2010   1,788,021        52,520            --
Bank, London      a custom basket   based on 1-month
Branch            of securities in  LIBOR plus 0.30%
                  the Russell 1000
                  Growth Index
------------------------------------------------------------------------------------------------------------

JPMorgan Chase    Floating rate     Total return on    Nov. 26, 2010   2,097,929            --       (36,051)
Bank, London      based on 1-month  a custom basket
Branch            LIBOR less 0.65%  of securities in
                                    the Dow Jones
                                    U.S. Industrials
                                    Index
------------------------------------------------------------------------------------------------------------

JPMorgan Chase    Total return on   Floating rate      Nov. 26, 2010     801,715        10,814            --
Bank, London      a custom basket   based on 1-month
Branch            of securities in  LIBOR plus 0.30%
                  the S&P 100
                  Index

------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
12  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

 TOTAL RETURN EQUITY SWAP CONTRACTS OUTSTANDING AT OCTOBER 31, 2010
 (CONTINUED)



                                                        EXPIRATION     NOTIONAL    UNREALIZED    UNREALIZED
COUNTERPARTY        FUND RECEIVES       FUND PAYS          DATE         AMOUNT    APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------
JPMorgan Chase    Total return on   Floating rate      Nov. 26, 2010  $2,113,857       $64,961           $--
Bank, London      a custom basket   based on 1-month
Branch            of securities in  LIBOR plus 0.30%
                  the following
                  sectors:
                  industrials,
                  energy,
                  information
                  technology,
                  financials,
                  consumer
                  discretionary,
                  health care,
                  consumer
                  staples,
                  materials,
                  utilities, and
                  telecommunicati-
                  on services
------------------------------------------------------------------------------------------------------------

JPMorgan Chase    Floating rate     Total return on    Nov. 26, 2010   1,819,423            --       (21,312)
Bank, London      based on 1-month  a custom basket
Branch            LIBOR less 0.65%  of consumer
                                    staples sector
                                    securities
------------------------------------------------------------------------------------------------------------

JPMorgan Chase    Floating rate     Total return on    Nov. 26, 2010   1,578,315        16,577            --
Bank, London      based on 1-month  a custom basket
Branch            LIBOR less 0.65%  of securities in
                                    the Utilities
                                    Select Sector
                                    Index
------------------------------------------------------------------------------------------------------------

JPMorgan Chase    Floating rate     Total return on   April 19, 2011     741,458        22,366            --
Bank, London      based on 1-month  a custom basket
Branch            LIBOR less 0.80%  of commercial
                                    banking industry
                                    securities
------------------------------------------------------------------------------------------------------------
Total                                                                                 $397,717      $(70,694)
------------------------------------------------------------------------------------------------------------



 NOTES TO PORTFOLIO OF INVESTMENTS


(a)  Non-income producing.

(b)  Investments in affiliates during the period ended October 31, 2010:

                                                SALES COST/                        DIVIDENDS
                         BEGINNING   PURCHASE     PROCEEDS    REALIZED   ENDING   OR INTEREST
     ISSUER                 COST       COST      FROM SALES  GAIN/LOSS    COST       INCOME      VALUE
     --------------------------------------------------------------------------------------------------
     Columbia Short-
       Term Cash Fund     $441,771  $8,710,626   $8,698,558     $--     $453,839      $396     $453,839


(c) The rate shown is the seven-day current annualized yield at October 31, 2010.



                                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

 FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
14  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of October 31, 2010:

                                              FAIR VALUE AT OCTOBER 31, 2010
                            -----------------------------------------------------------------
                                  LEVEL 1            LEVEL 2
                               QUOTED PRICES          OTHER          LEVEL 3
                                 IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS(b)       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                 $30,751,136               $--          $--        $30,751,136
---------------------------------------------------------------------------------------------
Total Equity Securities          30,751,136                --           --         30,751,136
---------------------------------------------------------------------------------------------
Fixed-Income Securities
  Convertible Bonds                      --           198,884           --            198,884
---------------------------------------------------------------------------------------------
Total Bonds                              --           198,884           --            198,884
---------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                  453,839                --           --            453,839
---------------------------------------------------------------------------------------------
Total Other                         453,839                --           --            453,839
---------------------------------------------------------------------------------------------
Investments in
  Securities                     31,204,975           198,884           --         31,403,859
Derivatives(d)
  Assets
    Swap Contracts                       --           397,717           --            397,717
  Liabilities
    Swap Contracts                       --           (70,694)          --            (70,694)
---------------------------------------------------------------------------------------------
Total                           $31,204,975          $525,907          $--        $31,730,882
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at October 31, 2010.

(d)  Derivative instruments are valued at unrealized appreciation
     (depreciation).



--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
16  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
OCTOBER 31, 2010 (UNAUDITED)


ASSETS
Investments, at value
  Unaffiliated issuers (identified cost $28,181,107)               $ 30,950,020
  Affiliated issuers (identified cost $453,839)                         453,839
-------------------------------------------------------------------------------
Total investments (identified cost $28,634,946)                      31,403,859
Unrealized appreciation on swap contracts                               397,717
Receivable for:
  Capital shares sold                                                     9,547
  Dividends                                                              23,242
  Interest                                                                2,220
  Expense reimbursement due from Investment Manager                         160
-------------------------------------------------------------------------------
Total assets                                                         31,836,745
-------------------------------------------------------------------------------
LIABILITIES
Unrealized depreciation on swap contracts                                70,694
Payable for:
  Capital shares purchased                                              126,334
  Investment management fees                                                827
  Distribution fees                                                         290
  Transfer agent fees                                                       581
  Administration fees                                                        70
  Other expenses                                                         41,083
-------------------------------------------------------------------------------
Total liabilities                                                       239,879
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $ 31,596,866

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- OCTOBER 31, 2010 (UNAUDITED)

REPRESENTED BY
Shares of beneficial interest -- $ .01 par value                   $     20,299
Additional paid-in capital                                           42,189,962
Undistributed net investment income                                     603,422
Accumulated realized loss                                           (14,312,753)
Unrealized appreciation (depreciation) on:
  Investments                                                         2,768,913
  Swap contracts                                                        327,023
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $ 31,596,866
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares
  Class A                                                          $ 28,092,882
  Class B                                                          $  1,258,292
  Class C                                                          $  2,240,685
  Class I                                                          $      2,369
  Class Z                                                          $      2,638
Outstanding shares of beneficial interest
  Class A                                                             1,801,511
  Class B                                                                81,840
  Class C                                                               146,186
  Class I                                                                   151
  Class Z                                                                   168
Net asset value per share
  Class A(a)                                                       $      15.59
  Class B                                                          $      15.38
  Class C                                                          $      15.33
  Class I                                                          $      15.69
  Class Z                                                          $      15.70
-------------------------------------------------------------------------------


(a) The maximum offering price per share for Class A is $16.54. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED OCTOBER 31, 2010 (UNAUDITED)


NET INVESTMENT INCOME
Income:
Dividends                                                          $   337,891
Interest                                                                 2,219
Dividends from affiliates                                                  396
Foreign taxes withheld                                                  (3,082)
------------------------------------------------------------------------------
Total income                                                           337,424
------------------------------------------------------------------------------
Expenses:
Investment management fees                                             108,623
Distribution fees
  Class A                                                               35,301
  Class B                                                                6,330
  Class C                                                               10,467
Transfer agent fees
  Class A                                                               17,694
  Class B                                                                  830
  Class C                                                                1,322
  Class R5                                                                   2
Administration fees                                                     13,699
Compensation of board members                                              424
Custodian fees                                                           8,185
Printing and postage fees                                               10,920
Registration fees                                                       36,714
Professional fees                                                       17,415
Other                                                                    1,977
------------------------------------------------------------------------------
Total expenses                                                         269,903
Fees waived or expenses reimbursed by Investment Manager and its
  affiliates                                                           (59,246)
------------------------------------------------------------------------------
Total net expenses                                                     210,657
------------------------------------------------------------------------------
Net investment income                                                  126,767
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Investments                                                       (2,164,261)
  Foreign currency transactions                                           (230)
  Swap contracts                                                      (179,047)
------------------------------------------------------------------------------
Net realized loss                                                   (2,343,538)
Net change in unrealized appreciation (depreciation) on:
  Investments                                                        1,497,313
  Swap contracts                                                       534,586
------------------------------------------------------------------------------
Net change in unrealized appreciation                                2,031,899
------------------------------------------------------------------------------
Net realized and unrealized loss                                      (311,639)
------------------------------------------------------------------------------
Net decrease in net assets from operations                         $  (184,872)
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS   ------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                   OCTOBER 31, 2010  APRIL 30, 2010
                                                                        (UNAUDITED)
OPERATIONS
Net investment income                                                   $   126,767     $   100,227
Net realized loss                                                        (2,343,538)     (1,929,959)
Net change in unrealized appreciation                                     2,031,899      14,225,398
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (184,872)     12,395,666
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --        (935,127)
    Class B                                                                      --         (29,168)
    Class C                                                                      --         (48,159)
    Class I                                                                      --        (126,964)
    Class R5                                                                     --            (222)
---------------------------------------------------------------------------------------------------
Total distributions to shareholders                                              --      (1,139,640)
---------------------------------------------------------------------------------------------------
Decrease in net assets from share transactions                           (9,724,457)     (3,368,611)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (9,909,329)      7,887,415
Net assets at beginning of period                                        41,506,195      33,618,780
---------------------------------------------------------------------------------------------------
Net assets at end of period                                             $31,596,866     $41,506,195
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                     $   603,422     $   476,655
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                      SIX MONTHS ENDED
                                                                      OCTOBER 31, 2010          YEAR ENDED
                                                                        (UNAUDITED)           APRIL 30, 2010
                                                                   ---------------------  ---------------------
                                                                     SHARES  DOLLARS ($)    SHARES  DOLLARS ($)
CAPITAL STOCK ACTIVITY
CLASS A SHARES
  Subscriptions                                                      75,247    1,066,622   481,881    6,420,234
  Conversions from Class B                                           26,099      365,132    24,827      316,789
  Distributions reinvested                                               --           --    63,209      903,252
  Redemptions                                                      (485,149)  (6,866,992) (787,131) (10,930,699)
---------------------------------------------------------------------------------------------------------------
  Net decrease                                                     (383,803)  (5,435,238) (217,214)  (3,290,424)
---------------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Subscriptions                                                      27,333      368,990    19,918      267,658
  Distributions reinvested                                               --           --     1,905       27,016
  Conversions to Class A                                            (26,421)    (365,131)  (25,142)    (316,789)
  Redemptions                                                       (11,836)    (167,113)  (45,433)    (599,882)
---------------------------------------------------------------------------------------------------------------
  Net decrease                                                      (10,924)    (163,254)  (48,752)    (621,997)
---------------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Subscriptions                                                       7,641      110,751    63,582      847,386
  Distributions reinvested                                               --           --     3,208       45,323
  Redemptions                                                       (21,183)    (290,556)  (25,802)    (348,899)
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease)                                           (13,542)    (179,805)   40,988      543,810
---------------------------------------------------------------------------------------------------------------
CLASS I SHARES
  Redemptions                                                      (281,540)  (3,938,781)       --           --
---------------------------------------------------------------------------------------------------------------
  Net decrease                                                     (281,540)  (3,938,781)       --           --
---------------------------------------------------------------------------------------------------------------
CLASS R5 SHARES
  Redemptions                                                          (500)      (9,879)       --           --
---------------------------------------------------------------------------------------------------------------
  Net decrease                                                         (500)      (9,879)       --           --
---------------------------------------------------------------------------------------------------------------
CLASS Z SHARES
  Subscriptions                                                         168        2,500        --           --
---------------------------------------------------------------------------------------------------------------
  Net increase                                                          168        2,500        --           --
---------------------------------------------------------------------------------------------------------------
TOTAL NET DECREASE                                                 (690,141)  (9,724,457) (224,978)  (3,368,611)
---------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                YEAR ENDED APRIL 30,
                                                   SIX MONTHS ENDED      ---------------------------------
CLASS A                                              OCT. 31, 2010         2010         2009       2008(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $15.27           $11.42       $17.25       $19.83
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       .05              .04          .10          .04
Net realized and unrealized gain (loss) on
 investments                                                .27             4.21        (5.93)       (2.59)
----------------------------------------------------------------------------------------------------------
Total from investment operations                            .32             4.25        (5.83)       (2.55)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net investment income                                        --             (.40)          --           --
Tax return of capital                                        --               --           --         (.03)
----------------------------------------------------------------------------------------------------------
Total distributions to shareholders                          --             (.40)          --         (.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $15.59           $15.27       $11.42       $17.25
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              2.10%           37.50%      (33.80%)     (12.87%)
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Expenses prior to fees waived or expenses
 reimbursed                                               1.55%            1.68%        1.79%        2.01%(c)
----------------------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(d)                                            1.19%            1.44%        1.50%      1.50%(c)
----------------------------------------------------------------------------------------------------------
Net investment income                                     0.77%            0.27%        0.78%      0.40%(c)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $28,093          $33,366      $27,439      $36,243
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                           3%              31%          36%          23%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
22  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                               YEAR ENDED APRIL 30,
                                                   SIX MONTHS ENDED      --------------------------------
CLASS B                                              OCT. 31, 2010        2010         2009       2008(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $15.11           $11.30       $17.20       $19.83
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.00)(e)         (.07)         .00(e)      (.03)
Net realized and unrealized gain (loss) on
 investments                                               .27             4.17        (5.90)       (2.58)
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .27             4.10        (5.90)       (2.61)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net investment income                                       --             (.29)          --           --
Tax return of capital                                       --               --           --         (.02)
---------------------------------------------------------------------------------------------------------
Total distributions to shareholders                         --             (.29)          --         (.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.38           $15.11       $11.30       $17.20
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.79%           36.42%      (34.30%)     (13.17%)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Expenses prior to fees waived or expenses
 reimbursed                                              2.30%            2.44%        2.55%      2.76%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(d)                                           1.95%            2.20%        2.25%      2.25%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (0.02%)          (0.55%)       0.03%       (0.25%)(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $1,258           $1,402       $1,599       $2,371
---------------------------------------------------------------------------------------------------------
Portfolio turnover                                          3%              31%          36%          23%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                               YEAR ENDED APRIL 30,
                                                   SIX MONTHS ENDED      --------------------------------
CLASS C                                              OCT. 31, 2010        2010         2009       2008(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $15.06           $11.30       $17.19       $19.83
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)          (.04)         .00(e)      (.03)
Net realized and unrealized gain (loss) on
 investments                                               .27             4.13        (5.89)       (2.59)
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .27             1.09        (5.89)       (2.62)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net investment income                                       --             (.33)          --           --
Tax return on capital                                       --               --           --         (.02)
---------------------------------------------------------------------------------------------------------
Total distributions to shareholders                         --             (.33)          --         (.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.33           $15.06       $11.30       $17.19
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.79%           36.41%      (34.26%)     (13.21%)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Expenses prior to fees waived or expenses
 reimbursed                                              2.29%            2.45%        2.54%      2.76%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(d)                                           1.92%            2.20%        2.25%      2.25%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             0.02%           (0.31%)       0.03%       (0.27%)(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $2,241           $2,406       $1,342         $736
---------------------------------------------------------------------------------------------------------
Portfolio turnover                                          3%              31%          36%          23%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
24  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                               YEAR ENDED APRIL 30,
                                                   SIX MONTHS ENDED      --------------------------------
CLASS I                                              OCT. 31, 2010        2010         2009       2008(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $15.35           $11.48       $17.28       $19.83
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      .10              .10          .14          .07
Net realized and unrealized gain (loss) on
 investments                                               .24             4.22        (5.94)       (2.59)
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .34             4.32        (5.80)       (2.52)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net investment income                                       --             (.45)          --           --
Tax return of capital                                       --               --           --         (.03)
---------------------------------------------------------------------------------------------------------
Total distributions to shareholders                         --             (.45)          --         (.03)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.69           $15.35       $11.48       $17.28
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.22%           37.91%      (33.57%)     (12.69%)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Expenses prior to fees waived or expenses
 reimbursed                                              0.93%            1.32%        1.41%      1.62%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(d)                                           0.76%            1.07%        1.17%      1.20%(c)
---------------------------------------------------------------------------------------------------------
Net investment income                                    1.37%            0.71%        1.08%      0.81%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $2           $4,325       $3,233       $8,604
---------------------------------------------------------------------------------------------------------
Portfolio turnover                                          3%              31%          36%          23%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED
CLASS Z                                            OCT. 31, 2010(f)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $14.85
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       .00(e)
Net realized and unrealized gain on
 investments                                                .85
-------------------------------------------------------------------
Total from investment operations                            .85
-------------------------------------------------------------------
Net asset value, end of period                           $15.70
-------------------------------------------------------------------
TOTAL RETURN                                              5.72%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Expenses prior to fees waived or expenses
 reimbursed                                             2.12%(c)
-------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(d)                                          0.93%(c)
-------------------------------------------------------------------
Net investment income                                   0.35%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $3
-------------------------------------------------------------------
Portfolio turnover                                           3%
-------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from October 18, 2007 (when shares became available) to April 30, 2008.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to less than $0.01.
(f) For the period from September 27, 2010 (when shares became available) to October 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

NOTE 1. ORGANIZATION

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund) (the Fund), a series of RiverSource Series Trust, (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.

FUND SHARES
The Trust may issue an unlimited number of shares, and the Fund offers Class A, Class B, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus. Class Z shares became effective September 27, 2010.

At August 27, 2010, all Class R5 shares were liquidated. On this date Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager) owned 100% of the shares.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.


--------------------------------------------------------------------------------
28  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION
The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

SHORT SALES
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Asset and Liabilities. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund's use of short sales in effect "leverages" the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

DERIVATIVE INSTRUMENTS
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

TOTAL RETURN SWAPS
The Fund entered into total return swap transactions to obtain long or short exposure to the total return on a basket of reference securities in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).


--------------------------------------------------------------------------------
30  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return swap.

Total return swap transactions are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement) the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

At October 31, 2010, no collateral had been posted by either the Fund or the counterparty.

EFFECTS OF DERIVATIVE TRANSACTIONS IN THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT OCTOBER 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                     Unrealized                       Unrealized
                     appreciation on                  depreciation on
Equity contracts     swap transactions     $397,717   swap transactions      $70,694
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              SWAPS
-----------------------------------------------------------------
Equity contracts                                  $(179,047)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                               SWAPS
-----------------------------------------------------------------
Equity contracts                                   $534,586
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
SWAPS
The gross notional amount of contracts outstanding was approximately $16.0 million at October 31, 2010. The monthly average gross notional amount for these contracts was $14.2 million for the six months ended October 31, 2010. The fair value of such contracts at October 31, 2010 is set forth in the table above.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

INCOME RECOGNITION
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.


--------------------------------------------------------------------------------
32  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



EXPENSES
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

DETERMINATION OF CLASS NET ASSET VALUE
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

FOREIGN TAX
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT MANAGEMENT FEES
Under an Investment Management Services Agreement (IMSA), the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.89% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment
(PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Russell 3000(R) Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $54,054 for the six months ended October 31, 2010. The management fee for the six months ended October 31, 2010 was 0.63% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

In September 2010, the Board of the Fund approved, subject to approval by shareholders, an amended IMSA that would eliminate the Fund's PIA. Furthermore, effective October 1, 2010, the Investment Manager has agreed that for a transitional period of 18 months (which is equal to half of the Fund's rolling performance fee calculation period), the Fund will compensate the Investment Manager at the lower of: (i) the management fee calculated and capped at the rate calculated under the current IMSA prior to any PIA, or (ii) the fee calculated under the current IMSA including any applicable downward adjustment under the terms of the PIA, regardless of whether the proposal to amend the IMSA to eliminate the PIA (the IMSA Proposal) is ultimately approved by Fund shareholders. The IMSA Proposal is subject to approval by Fund shareholders at a meeting expected to be held in the first half of 2011. If approved by Fund shareholders, the IMSA Proposal is expected to be effective in

--------------------------------------------------------------------------------
34  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




the second quarter of 2011. If not approved, the current IMSA will stay in effect including any adjustment under the terms of the PIA.

ADMINISTRATION FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended October 31, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENT FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual

--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)


limitation (that varies by class) that is a percentage of the average aggregate value of the Fund's shares maintained in each omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended October 31, 2010, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A..............................................  0.13%
Class B..............................................  0.13
Class C..............................................  0.13
Class Z..............................................  0.02


Class I shares do not pay transfer agent fees.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $83,000 and $17,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
36  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $10,681 for Class A and $336 for Class B for the six months ended October 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended October 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.19%
Class B..............................................  1.95
Class C..............................................  1.92
Class I..............................................  0.76
Class Z..............................................  0.93


The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A.............................................  $3,393
Class B.............................................     156
Class C.............................................     266


The management fees waived/reimbursed at the Fund level were $55,431.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.50%
Class B..............................................  2.26
Class C..............................................  2.25
Class I..............................................  1.17
Class Z..............................................  1.25


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

NOTE 4. PORTFOLIO INFORMATION

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $1,120,673 and $10,801,217, respectively, for the six months ended October 31, 2010.

NOTE 5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

NOTE 6. SHAREHOLDER CONCENTRATION

At October 31, 2010, the Investment Manager solely owned 100% of Class I and Class Z shares.

NOTE 7. LINE OF CREDIT

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment

--------------------------------------------------------------------------------
38  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six-months ended October 31, 2010.

NOTE 8. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At October 31, 2010, the cost of investments for federal income tax purposes was approximately $28,635,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $ 4,681,000
Unrealized depreciation                             (1,912,000)
--------------------------------------------------------------
Net unrealized appreciation                        $ 2,769,000


The following capital loss carryforwards, determined at April 30, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION                                  AMOUNT
------------------------------------------------------------
2017                                              $3,090,734
2018                                               8,138,985


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

NOTE 9. SIGNIFICANT RISKS

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

NOTE 11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the

--------------------------------------------------------------------------------
40  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
42  COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
            COLUMBIA 120/20 CONTRARIAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  43

COLUMBIA 120/20 CONTRARIAN EQUITY FUND
(formerly known as RiverSource 120/20 Contrarian Equity Fund)
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


                                This report must be accompanied or preceded by the Fund's
                                current  prospectus. The Fund is distributed by Columbia
                                Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  S-6520 E (12/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

COLUMBIA
RECOVERY AND INFRASTRUCTURE FUND
(FORMERLY KNOWN AS RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND)

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
OCTOBER 31, 2010

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..................................    3

Fund Expenses Example..................................    7

Portfolio of Investments...............................   10

Statement of Assets and Liabilities....................   16

Statement of Operations................................   18

Statements of Changes in Net Assets....................   19

Financial Highlights...................................   21

Notes to Financial Statements..........................   27

Proxy Voting...........................................   40



SEE THE FUND'S PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.


--------------------------------------------------------------------------------
2  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Recovery and Infrastructure Fund's Class A shares decreased 3.00%
  (excluding sales charge) for the six months ended October 31, 2010.

> The Fund underperformed its benchmark, the Standard and Poor's (S&P) 500
  Index, which rose 0.74% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended October 31, 2010)
--------------------------------------------------------------------------------



                                                            SINCE
                                                          INCEPTION
                                      6 MONTHS*   1 YEAR   2/19/09
-------------------------------------------------------------------
Columbia Recovery and Infrastructure
  Fund Class A (excluding sales
  charge)                               -3.00%   +26.04%   +55.80%
-------------------------------------------------------------------
S&P 500 Index (unmanaged)(1)            +0.74%   +16.52%   +30.70%
-------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
          COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCTOBER 31, 2010
                                                            SINCE
Without sales charge                  6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 2/19/09)             -3.00%   +26.04%   +55.80%
-------------------------------------------------------------------
Class B (inception 2/19/09)             -3.34%   +25.12%   +54.64%
-------------------------------------------------------------------
Class C (inception 2/19/09)             -3.34%   +25.12%   +54.64%
-------------------------------------------------------------------
Class I (inception 2/19/09)             -2.78%   +26.50%   +56.44%
-------------------------------------------------------------------
Class R** (inception 2/19/09)           -3.17%   +25.52%   +55.18%
-------------------------------------------------------------------
Class R4 (inception 2/19/09)            -2.95%   +26.17%   +55.95%
-------------------------------------------------------------------
Class R5 (inception 2/19/09)            -2.84%   +26.45%   +56.34%
-------------------------------------------------------------------
Class Z (inception 9/27/10)               N/A       N/A     +4.75%*
-------------------------------------------------------------------

With sales charge
Class A (inception 2/19/09)             -8.58%   +18.80%   +50.46%
-------------------------------------------------------------------
Class B (inception 2/19/09)             -8.17%   +20.12%   +52.90%
-------------------------------------------------------------------
Class C (inception 2/19/09)             -4.30%   +24.12%   +54.64%
-------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R, Class R4, Class R5 and Class Z shares. Class I, Class R, Class R4 and Class R5 are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

 *Not annualized.
**Effective September 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
4  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
           X              Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the fund's portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
          COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at October 31, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      3.4%
------------------------------------------------
Energy                                      8.4%
------------------------------------------------
Financials                                  0.5%
------------------------------------------------
Industrials                                50.0%
------------------------------------------------
Information Technology                     24.8%
------------------------------------------------
Materials                                  11.0%
------------------------------------------------
Other(2)                                    1.9%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at October 31, 2010)
---------------------------------------------------------------------

Sanmina-SCI Corp.                           4.8%
------------------------------------------------
KBR, Inc.                                   4.8%
------------------------------------------------
Chicago Bridge & Iron Co. NV                4.3%
------------------------------------------------
Tellabs, Inc.                               3.9%
------------------------------------------------
Ford Motor Co.                              3.5%
------------------------------------------------
Flextronics International Ltd.              3.0%
------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.        3.0%
------------------------------------------------
Terex Corp.                                 3.0%
------------------------------------------------
Foster Wheeler AG                           2.8%
------------------------------------------------
Insituform Technologies, Inc., Class A      2.7%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until October 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
          COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                   BEGINNING        ENDING        EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  970.00        $5.70          1.16%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.15        $5.84          1.16%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  966.60        $9.41          1.92%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.36        $9.65          1.92%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  966.60        $9.41          1.92%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.36        $9.65          1.92%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  972.20        $3.74           .76%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.14        $3.83           .76%
-------------------------------------------------------------------------------------------

Class R
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  968.30        $7.41          1.51%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.40        $7.59          1.51%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  970.50        $5.35          1.09%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.50        $5.49          1.09%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $  971.60        $4.18           .85%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.69        $4.28           .85%
-------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
8  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                   BEGINNING        ENDING        EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class Z
-------------------------------------------------------------------------------------------
  Actual(d)                         $1,000        $1,047.50        $1.01          1.13%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.30        $5.69          1.13%
-------------------------------------------------------------------------------------------


(a) The beginning account value for Class Z is as of September 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended October 31, 2010: -3.00% for Class A, -3.34% for Class B, -3.34% for Class C, -2.78% for Class I, -3.17% for Class R, -2.95% for Class R4 and -2.84% for Class R5.
(d) Based on the actual return for the period from September 27, 2010 (when shares became available) to October 31, 2010 of +4.75% for Class Z.


--------------------------------------------------------------------------------
          COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Columbia Recovery and Infrastructure Fund
OCTOBER 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


ISSUER                  SHARES            VALUE
COMMON STOCKS (99.5%)

CONSUMER DISCRETIONARY (3.5%)
AUTOMOBILES (3.5%)
Ford Motor Co.
 (a)(b)                1,504,748    $21,262,089
                                   ------------
TOTAL CONSUMER DISCRECTIONARY        21,262,089
-----------------------------------------------
FINANCIALS (0.5%)
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Weyerhaeuser Co.         179,829      2,916,826
                                   ------------
TOTAL FINANCIALS                      2,916,826
-----------------------------------------------
INFORMATION TECHNOLOGY (25.2%)
COMMUNICATIONS EQUIPMENT (6.7%)
Cisco Systems, Inc.
 (b)                     107,115      2,445,436
Harris Corp.              90,397      4,085,040
Opnext, Inc. (a)(b)    1,063,068      1,605,233
Telefonaktiebolaget
 LM Ericsson, ADR        849,512      9,336,137
Tellabs, Inc. (a)      3,475,471     23,702,712
                                   ------------
Total                                41,174,558
-----------------------------------------------
COMPUTERS & PERIPHERALS (1.7%)
EMC Corp. (b)            481,586     10,118,122
-----------------------------------------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
  (13.5%)
Celestica, Inc. (b)      450,885      3,796,452
Coherent, Inc. (b)       332,280     13,942,469
Flextronics
 International Ltd.
 (b)                   2,548,763     18,249,143
Jabil Circuit, Inc.      100,953      1,548,619
Newport Corp. (b)        725,162     10,536,604
Sanmina-SCI Corp.
 (a)(b)                2,230,952     29,403,947
Tyco Electronics
 Ltd.                    182,776      5,790,344
                                   ------------
Total                                83,267,578
-----------------------------------------------
IT SERVICES (0.9%)
IBM Corp.                 39,845      5,721,742
-----------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Brooks Automation,
 Inc. (a)(b)             850,552      5,775,248
Intel Corp.              114,762      2,303,273
                                   ------------
Total                                 8,078,521
-----------------------------------------------
SOFTWARE (1.1%)
Microsoft Corp.          194,372      5,178,070
Oracle Corp.              45,276      1,331,114
                                   ------------
Total                                 6,509,184
-----------------------------------------------
TOTAL INFORMATION TECHNOLOGY        154,869,705
-----------------------------------------------
MATERIALS (11.1%)
CHEMICALS (5.5%)
Dow Chemical Co.
 (The)                   420,568     12,966,111
EI du Pont de
 Nemours & Co.           170,809      8,075,850
Nalco Holding Co.        451,844     12,732,964
                                   ------------
Total                                33,774,925
-----------------------------------------------
CONSTRUCTION MATERIALS (0.2%)
Martin Marietta
 Materials, Inc. (a)       6,459        519,820
Vulcan Materials Co.
 (a)                      17,221        628,739
                                   ------------
Total                                 1,148,559
-----------------------------------------------
METALS & MINING (5.4%)
Alcoa, Inc.            1,170,203     15,364,765
Freeport-McMoRan
 Copper & Gold, Inc.     191,966     18,175,341
                                   ------------
Total                                33,540,106
-----------------------------------------------
TOTAL MATERIALS                      68,463,590
-----------------------------------------------
ENERGY (8.5%)
ENERGY EQUIPMENT & SERVICES (6.8%)
Baker Hughes, Inc.       244,931     11,347,653
Halliburton Co.          485,290     15,461,339
McDermott
 International, Inc.
 (b)                     659,359     10,173,909
Schlumberger Ltd.         72,495      5,066,676
                                   ------------
Total                                42,049,577
-----------------------------------------------
OIL, GAS & CONSUMABLE FUELS (1.7%)
El Paso Corp. (a)        707,611      9,382,922
Petroleo Brasileiro
 SA, ADR                  27,481        937,652
                                   ------------
Total                                10,320,574
-----------------------------------------------
TOTAL ENERGY                         52,370,151
-----------------------------------------------


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
10  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ISSUER                  SHARES            VALUE
COMMON STOCKS (CONTINUED)

AEROSPACE & DEFENSE (4.2%)
Boeing Co. (The)         104,078     $7,352,070
Goodrich Corp.            31,319      2,570,351
Honeywell
 International, Inc.     336,638     15,859,016
                                   ------------
Total                                25,781,437
-----------------------------------------------
CONSTRUCTION & ENGINEERING (21.0%)
Chicago Bridge &
 Iron Co. NV (b)       1,039,165     26,197,350
Fluor Corp.              130,720      6,299,397
Foster Wheeler AG
 (b)                     733,953     17,189,179
Insituform
 Technologies, Inc.,
 Class A (a)(b)          777,020     16,783,632
Jacobs Engineering
 Group, Inc. (b)         266,405     10,285,897
KBR, Inc.              1,157,146     29,391,508
Quanta Services,
 Inc. (a)(b)             322,460      6,339,564
Shaw Group, Inc.
 (The) (b)               278,964      8,525,140
URS Corp. (b)            201,660      7,850,624
                                   ------------
Total                               128,862,291
-----------------------------------------------
ELECTRICAL EQUIPMENT (4.8%)
ABB Ltd., ADR (b)        631,289     13,061,369
Babcock & Wilcox Co.
 (b)                     285,881      6,523,805
Cooper Industries
 PLC                     191,115     10,018,248
                                   ------------
Total                                29,603,422
-----------------------------------------------
INDUSTRIAL CONGLOMERATES (1.5%)
Textron, Inc. (a)        154,609      3,218,959
Tyco International
 Ltd.                    156,435      5,988,332
                                   ------------
Total                                 9,207,291
-----------------------------------------------


INDUSTRIALS (50.7%)
MACHINERY (18.7%)
AGCO Corp. (b)           281,059     11,936,576
Astec Industries,
 Inc. (b)                363,805     10,721,333
Caterpillar, Inc.        191,725     15,069,585
CNH Global NV (b)         50,547      2,006,210
Crane Co.                117,698      4,503,126
Deere & Co.              185,937     14,279,962
Eaton Corp.               74,800      6,644,484
ESCO Technologies,
 Inc. (a)                 52,416      1,796,820
Ingersoll-Rand PLC       133,420      5,244,740
Parker Hannifin
 Corp.                    83,744      6,410,603
Terex Corp. (b)          805,096     18,074,405
Timken Co.               218,093      9,033,412
Trinity Industries,
 Inc. (a)                421,998      9,592,015
                                   ------------
Total                               115,313,271
-----------------------------------------------
ROAD & RAIL (0.5%)
Union Pacific Corp.       34,887      3,058,892
                                   ------------
TOTAL INDUSTRIALS                   311,826,604
-----------------------------------------------
TOTAL COMMON STOCKS
(Cost: $461,267,416)               $611,708,965
-----------------------------------------------


MONEY MARKET FUND (2.0%)

Columbia Short-Term
 Cash Fund, 0.241%
 (c)(d)               12,195,743     12,195,743
-----------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $12,195,743)                 $12,195,743
-----------------------------------------------






                EFFECTIVE       PAR/
ISSUER            YIELD      PRINCIPAL           VALUE
INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (1.9%)

ASSET-BACKED COMMERCIAL PAPER (0.3%)
Grampian Funding LLC
 11/09/10          0.280%    $1,999,564     $1,999,564
------------------------------------------------------
REPURCHASE AGREEMENTS (1.6%)
Mizuho Securities USA, Inc. (e)
 dated 10/29/10, matures 11/01/10,
 repurchase price
 $5,000,104        0.250%     5,000,000      5,000,000
Societe Generale (e)
 dated 10/29/10, matures 11/01/10,
 repurchase price
 $4,757,467        0.230%     4,757,376      4,757,376
                                           -----------
Total                                        9,757,376
------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $11,756,940)                        $11,756,940
------------------------------------------------------
TOTAL INVESTMENTS
(Cost: $485,220,099)                      $635,661,648
OTHER ASSETS & LIABILITIES, NET           (20,920,744)
------------------------------------------------------
NET ASSETS                                $614,740,904
======================================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Columbia Recovery and Infrastructure Fund

 NOTES TO PORTFOLIO OF INVESTMENTS


(a)  At October 31, 2010, security was partially or fully on loan.

(b)  Non-income producing.

(c)  Investments in affiliates during the period ended October 31, 2010:

                                                SALES COST/                            DIVIDEND
                        BEGINNING    PURCHASE     PROCEEDS    REALIZED     ENDING    OR INTEREST
     ISSUER               COST         COST      FROM SALES  GAIN/LOSS      COST        INCOME       VALUE
     --------------------------------------------------------------------------------------------------------
     Columbia Short-
       Term Cash Fund  $3,966,670  $41,680,818  $33,451,745     $--     $12,195,743     $2,653    $12,195,743


(d) The rate shown is the seven-day current annualized yield at October 31, 2010.

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

     MIZUHO SECURITIES USA, INC. (0.250%)

     SECURITY DESCRIPTION                                VALUE
     ------------------------------------------------------------
     Fannie Mae Pool                                   $1,859,017
     Freddie Mac Gold Pool                                764,978
     Freddie Mac Non Gold Pool                            304,066
     Freddie Mac REMICS                                   426,522
     Ginnie Mae I Pool                                  1,048,719
     Government National Mortgage Association             696,698
     ------------------------------------------------------------
     Total market value of collateral securities       $5,100,000
     ------------------------------------------------------------


     SOCIETE GENERALE (0.230%)

     SECURITY DESCRIPTION                                VALUE
     ------------------------------------------------------------
     Government National Mortgage Association          $4,852,523
     ------------------------------------------------------------
     Total market value of collateral securities       $4,852,523
     ------------------------------------------------------------




 ABBREVIATION LEGEND



     ADR     American Depositary Receipt





See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
12  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

 FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


                                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Columbia Recovery and Infrastructure Fund

 FAIR VALUE MEASUREMENTS (CONTINUED)




Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of October 31, 2010:

                                             FAIR VALUE AT OCTOBER 31, 2010
                           ------------------------------------------------------------------
                                 LEVEL 1            LEVEL 2
                              QUOTED PRICES          OTHER          LEVEL 3
                                IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)             IDENTICAL ASSETS(B)       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                $611,708,965               $--         $--        $611,708,965
---------------------------------------------------------------------------------------------
Total Equity Securities         611,708,965                --          --         611,708,965
---------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)               12,195,743                --          --          12,195,743
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --        11,756,940          --          11,756,940
---------------------------------------------------------------------------------------------
Total Other                      12,195,743        11,756,940          --          23,952,683
---------------------------------------------------------------------------------------------
Total                          $623,904,708       $11,756,940         $--        $635,661,648
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at October 31, 2010.



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
14  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


                                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
OCTOBER 31, 2010 (UNAUDITED)


ASSETS
Investments, at value
  Unaffiliated issuers* (identified cost $461,267,416)             $611,708,965
  Affiliated issuers (identified cost $12,195,743)                   12,195,743
  Investment of cash collateral received for securities on loan
    (identified cost $11,756,940)                                    11,756,940
-------------------------------------------------------------------------------
Total investments (identified cost $485,220,099)                    635,661,648
Cash                                                                          3
Receivable for:
  Capital shares sold                                                 1,021,678
  Dividends                                                             265,919
  Interest                                                                2,633
  Reclaims                                                               59,065
-------------------------------------------------------------------------------
Total assets                                                        637,010,946
-------------------------------------------------------------------------------
LIABILITIES
Due upon return of securities on loan                                11,756,940
Payable for:
  Investments purchased                                               9,729,590
  Capital shares purchased                                              710,390
  Investment management fees                                             10,908
  Distribution fees                                                       4,488
  Transfer agent fees                                                     4,262
  Administration fees                                                       991
  Plan administration fees                                                    4
  Other expenses                                                         52,469
-------------------------------------------------------------------------------
Total liabilities                                                    22,270,042
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $614,740,904
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
16  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REPRESENTED BY
Shares of beneficial interest -- $ .01 par value                   $    322,320
Additional paid-in capital                                          453,648,204
Undistributed net investment income                                   4,651,537
Accumulated realized gain                                             5,677,294
Unrealized appreciation (depreciation) on:
  Investments                                                       150,441,549
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $614,740,904
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 11,289,723
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares
  Class A                                                          $450,845,958
  Class B                                                          $ 20,156,094
  Class C                                                          $ 31,528,862
  Class I                                                          $111,442,965
  Class R                                                          $    102,331
  Class R4                                                         $    589,827
  Class R5                                                         $     57,909
  Class Z                                                          $     16,958
Outstanding shares of beneficial interest
  Class A                                                            23,642,931
  Class B                                                             1,070,677
  Class C                                                             1,674,423
  Class I                                                             5,803,809
  Class R                                                                 5,402
  Class R4                                                               30,886
  Class R5                                                                3,020
  Class Z                                                                   883
Net asset value per share
  Class A(a)                                                       $      19.07
  Class B                                                          $      18.83
  Class C                                                          $      18.83
  Class I                                                          $      19.20
  Class R                                                          $      18.94
  Class R4                                                         $      19.10
  Class R5                                                         $      19.18
  Class Z                                                          $      19.20
-------------------------------------------------------------------------------


(a) The maximum offering price per share for Class A is $20.23. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED OCTOBER 31, 2010 (UNAUDITED)


NET INVESTMENT INCOME
Income:
Dividends                                                          $  7,871,676
Dividends from affiliates                                                 2,653
Income from securities lending -- net                                    34,170
-------------------------------------------------------------------------------
Total income                                                          7,908,499
-------------------------------------------------------------------------------
Expenses:
Investment management fees                                            1,829,947
Distribution fees
  Class A                                                               513,507
  Class B                                                                97,221
  Class C                                                               140,538
  Class R                                                                   217
  Class R3                                                                   14
Transfer agent fees
  Class A                                                               307,698
  Class B                                                                15,266
  Class C                                                                21,395
  Class R                                                                    35
  Class R3                                                                    3
  Class R4                                                                  230
  Class R5                                                                   22
  Class Z                                                                     1
Administration fees                                                     167,308
Plan administration fees
  Class R                                                                    71
  Class R3                                                                   14
  Class R4                                                                  701
Compensation of board members                                             6,762
Custodian fees                                                            7,700
Printing and postage fees                                                40,359
Registration fees                                                        80,200
Professional fees                                                        11,613
Other                                                                     4,543
-------------------------------------------------------------------------------
Total expenses                                                        3,245,365
-------------------------------------------------------------------------------
Net investment income                                                 4,663,134
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Investments                                                        (2,393,085)
-------------------------------------------------------------------------------
Net realized loss                                                    (2,393,085)
Net change in unrealized appreciation (depreciation) on:
  Investments                                                       (18,766,852)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                    (21,159,937)
-------------------------------------------------------------------------------
Net decrease in net assets from operations                         $(16,496,803)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                   OCTOBER 31, 2010  APRIL 30, 2010
                                                                        (UNAUDITED)
OPERATIONS
Net investment income (loss)                                           $  4,663,134    $   (875,886)
Net realized gain (loss)                                                 (2,393,085)      9,561,213
Net change in unrealized appreciation (depreciation)                    (18,766,852)    159,170,071
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (16,496,803)    167,855,398
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class I                                                                      --         (15,176)
    Class R4                                                                     --             (28)
    Class R5                                                                     --              (2)
  Net realized gains
    Class A                                                                      --        (900,249)
    Class B                                                                      --         (47,676)
    Class C                                                                      --         (48,765)
    Class I                                                                      --        (306,918)
    Class R                                                                      --             (55)
    Class R3                                                                     --             (55)
    Class R4                                                                     --          (1,204)
    Class R5                                                                     --             (55)
---------------------------------------------------------------------------------------------------
Total distributions to shareholders                                              --      (1,320,183)
---------------------------------------------------------------------------------------------------
Increase in net assets from share transactions                           24,864,303     369,885,124
---------------------------------------------------------------------------------------------------
Total increase in net assets                                              8,367,500     536,420,339
Net assets at beginning of period                                       606,373,404      69,953,065
---------------------------------------------------------------------------------------------------
Net assets at end of period                                            $614,740,904    $606,373,404
---------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $  4,651,537    $    (11,597)
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                        SIX MONTHS ENDED
                                                                        OCTOBER 31, 2010              YEAR ENDED
                                                                          (UNAUDITED)               APRIL 30, 2010
                                                                   -------------------------  -------------------------
                                                                        SHARES   DOLLARS ($)       SHARES   DOLLARS ($)
CAPITAL STOCK ACTIVITY
CLASS A SHARES
  Subscriptions                                                      4,083,801    72,006,728   19,578,973   304,416,648
  Conversions from Class B                                              80,343     1,421,958       33,630       457,477
  Distributions reinvested                                                  --            --       53,420       886,245
  Redemptions                                                       (2,838,490)  (49,765,365)  (1,720,267)  (28,720,576)
-----------------------------------------------------------------------------------------------------------------------
  Net increase                                                       1,325,654    23,663,321   17,945,756   277,039,794
-----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
  Subscriptions                                                        148,830     2,594,882      921,407    14,063,554
  Distributions reinvested                                                  --            --        2,719        44,835
  Conversions to Class A                                               (81,220)   (1,422,063)     (33,735)     (457,477)
  Redemptions                                                         (105,634)   (1,790,807)    (128,079)   (2,116,471)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)                                              (38,024)     (617,988)     762,312    11,534,441
-----------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
  Subscriptions                                                        330,412     5,821,118    1,258,644    20,202,690
  Distributions reinvested                                                  --            --        2,772        45,712
  Redemptions                                                          (92,490)   (1,625,099)     (59,645)     (995,259)
-----------------------------------------------------------------------------------------------------------------------
  Net increase                                                         237,922     4,196,019    1,201,771    19,253,143
-----------------------------------------------------------------------------------------------------------------------

CLASS I SHARES
  Subscriptions                                                         74,821     1,325,437    6,911,440    89,945,510
  Distributions reinvested                                                  --            --       19,344       322,070
  Redemptions                                                         (210,749)   (3,712,692)  (2,055,670)  (28,788,193)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)                                             (135,928)   (2,387,255)   4,875,114    61,479,387
-----------------------------------------------------------------------------------------------------------------------

CLASS R SHARES
  Subscriptions                                                          1,275        22,420        3,127        61,860
-----------------------------------------------------------------------------------------------------------------------
  Net increase                                                           1,275        22,420        3,127        61,860
-----------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES
  Redemptions                                                           (1,000)       (9,998)          --            --
-----------------------------------------------------------------------------------------------------------------------
  Net decrease                                                          (1,000)       (9,998)          --            --
-----------------------------------------------------------------------------------------------------------------------

CLASS R4 SHARES
  Subscriptions                                                          5,052        87,228       35,309       579,230
  Distributions reinvested                                                  --            --           71         1,175
  Redemptions                                                           (5,868)     (106,337)      (5,623)     (101,651)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)                                                 (816)      (19,109)      29,757       478,754
-----------------------------------------------------------------------------------------------------------------------

CLASS R5 SHARES
  Subscriptions                                                             --            --        2,020        37,745
-----------------------------------------------------------------------------------------------------------------------
  Net increase                                                              --            --        2,020        37,745
-----------------------------------------------------------------------------------------------------------------------

CLASS Z SHARES
  Subscriptions                                                            883        16,893           --            --
-----------------------------------------------------------------------------------------------------------------------
  Net increase                                                             883        16,893           --            --
-----------------------------------------------------------------------------------------------------------------------
TOTAL NET INCREASE                                                   1,389,966    24,864,303   24,819,857   369,885,124
-----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                          YEAR ENDED APRIL 30,
                                                   SIX MONTHS ENDED      ---------------------
CLASS A                                              OCT. 31, 2010         2010        2009(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $19.66            $11.62        $9.02
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .14              (.05)        (.00)(b)
Net realized and unrealized gain (loss) on
 investments                                               (.73)             8.15         2.60
----------------------------------------------------------------------------------------------
Total from investment operations                           (.59)             8.10         2.60
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net realized gains                                           --              (.06)          --
----------------------------------------------------------------------------------------------
Net asset value, end of period                           $19.07            $19.66       $11.62
----------------------------------------------------------------------------------------------
TOTAL RETURN                                             (3.00%)           69.75%       28.83%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Expenses prior to fees waived or expenses
 reimbursed                                               1.16%             1.17%        1.82%(d)
----------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(e)                                            1.16%             1.17%        1.39%(d)
----------------------------------------------------------------------------------------------
Net investment income (loss)                              1.64%            (0.30%)      (0.19%)(d)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $450,846          $438,673      $50,777
----------------------------------------------------------------------------------------------
Portfolio turnover                                          11%               11%           4%
----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED APRIL 30,
                                                   SIX MONTHS ENDED      --------------------
CLASS B                                              OCT. 31, 2010         2010       2009(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $19.48           $11.60        $9.02
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .08             (.17)        (.02)
Net realized and unrealized gain (loss) on
 investments                                               (.73)            8.11         2.60
---------------------------------------------------------------------------------------------
Total from investment operations                           (.65)            7.94         2.58
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net realized gains                                           --             (.06)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $18.83           $19.48       $11.60
---------------------------------------------------------------------------------------------
TOTAL RETURN                                             (3.34%)          68.49%       28.60%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Expenses prior to fees waived or expenses
 reimbursed                                               1.92%            1.94%        2.58%(d)
---------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(e)                                            1.92%            1.94%        2.15%(d)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              0.95%           (1.04%)      (0.97%)(d)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $20,156          $21,597       $4,018
---------------------------------------------------------------------------------------------
Portfolio turnover                                          11%              11%           4%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
22  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                         YEAR ENDED APRIL 30,
                                                   SIX MONTHS ENDED      --------------------
CLASS C                                              OCT. 31, 2010         2010       2009(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $19.48           $11.60        $9.02
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .08             (.17)        (.02)
Net realized and unrealized gain (loss) on
 investments                                               (.73)            8.11         2.60
---------------------------------------------------------------------------------------------
Total from investment operations                           (.65)            7.94         2.58
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net realized gains                                           --             (.06)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $18.83           $19.48       $11.60
---------------------------------------------------------------------------------------------
TOTAL RETURN                                             (3.34%)          68.49%       28.60%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Expenses prior to fees waived or expenses
 reimbursed                                               1.92%            1.92%        2.58%(d)
---------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(e)                                            1.92%            1.92%        2.15%(d)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              0.89%           (1.06%)      (0.94%)(d)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $31,529          $27,987       $2,723
---------------------------------------------------------------------------------------------
Portfolio turnover                                          11%              11%           4%
---------------------------------------------------------------------------------------------



                                                                          YEAR ENDED APRIL 30,
                                                   SIX MONTHS ENDED      ---------------------
CLASS I                                              OCT. 31, 2010         2010        2009(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $19.75            $11.63        $9.02
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       .18               .02          .01
Net realized and unrealized gain (loss) on
 investments                                               (.73)             8.16         2.60
----------------------------------------------------------------------------------------------
Total from investment operations                           (.55)             8.18         2.61
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net investment income                                        --              (.00)(b)       --
Net realized gains                                           --              (.06)          --
----------------------------------------------------------------------------------------------
Total distributions to shareholders                          --              (.06)          --
----------------------------------------------------------------------------------------------
Net asset value, end of period                           $19.20            $19.75       $11.63
----------------------------------------------------------------------------------------------
TOTAL RETURN                                             (2.78%)           70.41%       28.94%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Expenses prior to fees waived or expenses
 reimbursed                                               0.76%             0.78%        1.47%(d)
----------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(e)                                            0.76%             0.78%        0.99%(d)
----------------------------------------------------------------------------------------------
Net investment income                                     2.04%             0.10%        0.31%(d)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $111,443          $117,333      $12,378
----------------------------------------------------------------------------------------------
Portfolio turnover                                          11%               11%           4%
----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                           YEAR ENDED APRIL
                                                                                 30,
                                                   SIX MONTHS ENDED      -------------------
CLASS R(f)                                           OCT. 31, 2010        2010       2009(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $19.56           $11.61        $9.02
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12             (.11)        (.01)
Net realized and unrealized gain (loss) on
 investments                                              (.74)            8.12         2.60
--------------------------------------------------------------------------------------------
Total from investment operations                          (.62)            8.01         2.59
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net realized gains                                          --             (.06)          --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $18.94           $19.56       $11.61
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.17%)          69.04%       28.71%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Expenses prior to fees waived or expenses
 reimbursed                                              1.51%            1.59%        2.27%(d)
--------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(e)                                           1.51%            1.59%        1.79%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             1.32%           (0.69%)      (0.48%)(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $102              $81          $12
--------------------------------------------------------------------------------------------
Portfolio turnover                                         11%              11%           4%
--------------------------------------------------------------------------------------------



                                                                           YEAR ENDED APRIL
                                                                                 30,
                                                   SIX MONTHS ENDED      -------------------
CLASS R4                                             OCT. 31, 2010        2010       2009(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $19.68           $11.62        $9.02
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16             (.04)         .00(b)
Net realized and unrealized gain (loss) on
 investments                                              (.74)            8.16         2.60
--------------------------------------------------------------------------------------------
Total from investment operations                          (.58)            8.12         2.60
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net investment income                                       --             (.00)(b)       --
Net realized gains                                          --             (.06)          --
--------------------------------------------------------------------------------------------
Total distributions to shareholders                         --             (.06)          --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.10           $19.68       $11.62
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.95%)          69.94%       28.82%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Expenses prior to fees waived or expenses
 reimbursed                                              1.09%            1.07%        1.76%(d)
--------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(e)                                           1.09%            1.07%        1.29%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             1.79%           (0.25%)       0.06%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $590             $624          $23
--------------------------------------------------------------------------------------------
Portfolio turnover                                         11%              11%           4%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                           YEAR ENDED APRIL
                                                                                 30,
                                                   SIX MONTHS ENDED      -------------------
CLASS R5                                             OCT. 31, 2010        2010       2009(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $19.74           $11.63        $9.02
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      .17              .00(b)       .01
Net realized and unrealized gain (loss) on
 investments                                              (.73)            8.17         2.60
--------------------------------------------------------------------------------------------
Total from investment operations                          (.56)            8.17         2.61
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Net investment income                                       --             (.00)(b)       --
Net realized gains                                          --             (.06)          --
--------------------------------------------------------------------------------------------
Total distributions to shareholders                         --             (.06)          --
--------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.18           $19.74       $11.63
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.84%)          70.32%       28.94%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Expenses prior to fees waived or expenses
 reimbursed                                              0.85%            0.84%        1.51%(d)
--------------------------------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(e)                                           0.85%            0.84%        1.04%(d)
--------------------------------------------------------------------------------------------
Net investment income                                    1.95%            0.02%        0.27%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $58              $60          $12
--------------------------------------------------------------------------------------------
Portfolio turnover                                         11%              11%           4%
--------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS Z                                            OCT. 31, 2010(g)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $18.33
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                       (.01)
Net realized and unrealized gain on
 investments                                               .88
-------------------------------------------------------------------
Total from investment operations                           .87
-------------------------------------------------------------------
Net asset value, end of period                          $19.20
-------------------------------------------------------------------
TOTAL RETURN                                             4.75%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Expenses prior to fees waived or expenses
 reimbursed                                              1.13%(d)
-------------------------------------------------------------------
Net expenses after fees waived or expenses
 reimbursed(e)                                           1.13%(d)
-------------------------------------------------------------------
Net investment loss                                     (0.49%)(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $17
-------------------------------------------------------------------
Portfolio turnover                                         11%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from February 19, 2009 (when shares became available) to April 30, 2009.
(b) Rounds to less than $0.01.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Effective September 7, 2010, Class R2 shares were renamed Class R shares.
(g) For the period from September 27, 2010 (when shares became available) to October 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

NOTE 1. ORGANIZATION

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund) (the Fund), a series of RiverSource Series Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As a non-diversified mutual fund, the Fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

FUND SHARES
The Trust may issue an unlimited number of shares, and the Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective September 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

Class R4 and Class R5 shares are not subject to sales charges, however, these classes are closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus. Class Z shares became effective September 27, 2010.

At August 27, 2010, all Class R3 shares were liquidated. On this date Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager) owned 100% of the shares.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available,

--------------------------------------------------------------------------------
28  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

INCOME RECOGNITION
Corporate actions and dividend income are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

EXPENSES
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

DETERMINATION OF CLASS NET ASSET VALUE
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

FOREIGN TAX
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.


--------------------------------------------------------------------------------
30  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT MANAGEMENT FEES
Under an Investment Management Services Agreement (IMSA), the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.65% to 0.50% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment
(PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the S&P 500 Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on March 1, 2011 and cover the 24-month period beginning March 1, 2009. The management fee for the six months ended October 31, 2010 was 0.65% of the Fund's average daily net assets.

In September 2010, the Board approved, subject to approval by shareholders, an amended IMSA that would eliminate the Fund's PIA. If approved by Fund shareholders, the IMSA proposal is expected to be effective in the second quarter of 2011. If not approved, the current IMSA will stay in effect including any adjustment under the terms of the PIA.

ADMINISTRATION FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended October 31, 2010 was 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended October 31, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENT FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund's average daily net assets attributable to Class R, Class R4 and Class R5 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.


--------------------------------------------------------------------------------
32  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended October 31, 2010, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A..............................................  0.15%
Class B..............................................  0.16
Class C..............................................  0.15
Class R..............................................  0.08
Class R4.............................................  0.08
Class R5.............................................  0.08
Class Z..............................................  0.10


Class I shares do not pay transfer agent fees.

PLAN ADMINISTRATION FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R shares for such services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $317,000 and $130,000

--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)


for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $505,665 for Class A, $9,183 for Class B and $4,461 for Class C for the six months ended October 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until June 30, 2011, unless terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.38%
Class B..............................................  2.14
Class C..............................................  2.13
Class I..............................................  1.03
Class R..............................................  1.83
Class R4.............................................  1.33
Class R5.............................................  1.08
Class Z..............................................  1.13


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

NOTE 4. PORTFOLIO INFORMATION

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $91,737,419 and $63,001,361, respectively, for the six months ended October 31, 2010.

NOTE 5. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized

--------------------------------------------------------------------------------
34  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At October 31, 2010, securities valued at $11,289,723 were on loan, secured by cash collateral of $11,756,940 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $34,170 earned from securities lending for the six months ended October 31, 2010, is included in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

NOTE 6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)

NOTE 7. SHAREHOLDER CONCENTRATION

At October 31, 2010, the Investment Manager along with affiliated funds-of-funds owned 100% of Class I shares.

NOTE 8. LINE OF CREDIT

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended October 31, 2010.

NOTE 9. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.


--------------------------------------------------------------------------------
36  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



At October 31, 2010, the cost of investments for federal income tax purposes was approximately $485,220,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                           $159,660,000
Unrealized depreciation                             (9,218,000)
--------------------------------------------------------------
Net unrealized appreciation                       $150,442,000


Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

NOTE 11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On

--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
OCTOBER 31, 2010 (UNAUDITED)


August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and

--------------------------------------------------------------------------------
38  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
         COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT  39

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
40  COLUMBIA RECOVERY AND INFRASTRUCTURE FUND -- 2010 SEMIANNUAL REPORT

COLUMBIA RECOVERY AND INFRASTRUCTURE FUND
(formerly known as RiverSource Recovery and Infrastructure Fund)
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


                                This report must be accompanied or preceded by the Fund's
                                current  prospectus. The Fund is distributed by Columbia
                                Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  S-6530 C (12/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

COLUMBIA RETIREMENT PLUS(R) SERIES
(FORMERLY KNOWN AS RIVERSOURCE RETIREMENT PLUS(R) SERIES)

--------------------------------------------------------------------------------


SEMIANNUAL REPORT FOR THE PERIOD ENDED OCTOBER 31, 2010

THIS REPORT DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER AFFILIATED FUNDS. EACH FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.


     Columbia Retirement Plus 2010 Fund
     (formerly known as RiverSource Retirement Plus 2010 Fund)

     Columbia Retirement Plus 2015 Fund
     (formerly known as RiverSource Retirement Plus 2015 Fund)

     Columbia Retirement Plus 2020 Fund
     (formerly known as RiverSource Retirement Plus 2020 Fund)

     Columbia Retirement Plus 2025 Fund
     (formerly known as RiverSource Retirement Plus 2025 Fund)

     Columbia Retirement Plus 2030 Fund
     (formerly known as RiverSource Retirement Plus 2030 Fund)

     Columbia Retirement Plus 2035 Fund
     (formerly known as RiverSource Retirement Plus 2035 Fund)

     Columbia Retirement Plus 2040 Fund
     (formerly known as RiverSource Retirement Plus 2040 Fund)

     Columbia Retirement Plus 2045 Fund
     (formerly known as RiverSource Retirement Plus 2045 Fund)

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Columbia Retirement Plus 2010
    Fund
    (formerly known as RiverSource
    Retirement Plus 2010 Fund).....    2
  Columbia Retirement Plus 2015
    Fund
    (formerly known as RiverSource
    Retirement Plus 2015 Fund).....    4
  Columbia Retirement Plus 2020
    Fund
    (formerly known as RiverSource
    Retirement Plus 2020 Fund).....    6
  Columbia Retirement Plus 2025
    Fund
    (formerly known as RiverSource
    Retirement Plus 2025 Fund).....    8
  Columbia Retirement Plus 2030
    Fund
    (formerly known as RiverSource
    Retirement Plus 2030 Fund).....   10
  Columbia Retirement Plus 2035
    Fund
    (formerly known as RiverSource
    Retirement Plus 2035 Fund).....   12
  Columbia Retirement Plus 2040
    Fund
    (formerly known as RiverSource
    Retirement Plus 2040 Fund).....   14
  Columbia Retirement Plus 2045
    Fund
    (formerly known as RiverSource
    Retirement Plus 2045 Fund).....   16
Investment Changes.................   18
Fund Expenses Examples.............   34
Investments in Affiliated Funds....   43
Statements of Assets and
  Liabilities......................   59
Statements of Operations...........   62
Statements of Changes in Net
  Assets...........................   65
Financial Highlights...............   69
Notes to Financial Statements......   93
Proxy Voting.......................  102



SEE THE FUNDS' PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUNDS.


--------------------------------------------------------------------------------
                 COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Retirement Plus 2010 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Retirement Plus 2010 Fund (the 2010 Fund) Class A shares gained 2.15%
  (excluding sales charge) for the six months ended Oct. 31, 2010. Its Blended 2010 Composite Index benchmark rose 3.73%.

> The Russell 3000(R) Index, the 2010 Fund's domestic equity benchmark, increased 0.60% during the same period.

> The 2010 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.33% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2010 Composite Index, rose 5.98% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2010 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010 Fund
  Class A (excluding sales charge)                          +2.15%    +13.08%    -3.38%     +2.22%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)                           +0.60%    +18.34%    -5.96%     +0.91%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(2)                                            +5.33%     +8.01%    +7.23%     +7.11%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(3)                              +5.98%     +8.82%    -9.15%     +0.11%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.12%    +0.90%     +2.26%
---------------------------------------------------------------------------------------------------
Blended 2010 Composite Index (unmanaged)(5)                 +3.73%    +12.04%    -0.20%     +3.94%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5) The Blended 2010 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2010 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.

    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
2  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Retirement Plus 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2010
                                                                                            SINCE
Without sales charge                                    6 MONTHS(A)    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +2.15%     +13.08%    -3.38%   +2.22%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +2.49%(a)
---------------------------------------------------------------------------------------------------
Class R(b) (inception 12/11/06)                            +1.96%     +12.66%    -3.62%   -0.43%
---------------------------------------------------------------------------------------------------
Class Z(c) (inception 5/18/06)                             +2.24%     +13.28%    -3.22%   +2.40%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                -3.72%      +6.58%    -5.27%   +0.87%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +1.49%(a)
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% contingent deferred sales charge if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class Z shares. Class R shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

(a) Not annualized.

(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

(c) Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.


--------------------------------------------------------------------------------
                 COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Retirement Plus 2015 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Retirement Plus 2015 Fund (the 2015 Fund) Class A shares rose 1.99%
  (excluding sales charge) for the six months ended Oct. 31, 2010. Its Blended 2015 Composite Index benchmark gained 3.41%.

> The Russell 3000(R) Index, the 2015 Fund's domestic equity benchmark, increased 0.60% during the same period.

> The 2015 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.33% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2015 Composite Index, rose 5.98% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2015 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015 Fund
  Class A (excluding sales charge)                          +1.99%    +13.46%    -5.16%     +1.36%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)                           +0.60%    +18.34%    -5.96%     +0.91%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(2)                                            +5.33%     +8.01%    +7.23%     +7.11%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(3)                              +5.98%     +8.82%    -9.15%     +0.11%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.12%    +0.90%     +2.26%
---------------------------------------------------------------------------------------------------
Blended 2015 Composite Index (unmanaged)(5)                 +3.41%    +12.86%    -1.56%     +3.31%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5) The Blended 2015 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2015 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U. S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.

    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
4  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Retirement Plus 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2010
                                                                                            SINCE
Without sales charge                                    6 MONTHS(A)    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +1.99%     +13.46%    -5.16%   +1.36%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +2.84%(a)
---------------------------------------------------------------------------------------------------
Class R(b) (inception 12/11/06)                            +1.76%     +13.00%    -5.38%   -1.60%
---------------------------------------------------------------------------------------------------
Class Z(c) (inception 5/18/06)                             +1.99%     +13.53%    -4.98%   +1.54%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                -3.87%      +6.94%    -7.01%   +0.02%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +1.84%(a)
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% contingent deferred sales charge if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class Z shares. Class R shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

(a) Not annualized.

(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

(c) Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.


--------------------------------------------------------------------------------
                 COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Retirement Plus 2020 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Retirement Plus 2020 Fund's (the 2020 Fund) Class A shares gained
  1.98% (excluding sales charge) for the six month period ended Oct. 31, 2010. Its Blended 2020 Composite Index benchmark rose 3.08%.

> The Russell 3000(R) Index, the 2020 Fund's domestic equity benchmark, increased 0.60% during the same period.

> The 2020 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.33% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2020 Composite Index, rose 5.98% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2020 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020 Fund
  Class A (excluding sales charge)                          +1.98%    +13.68%    -6.79%     +0.51%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)                           +0.60%    +18.34%    -5.96%     +0.91%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(2)                                            +5.33%     +8.01%    +7.23%     +7.11%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(3)                              +5.98%     +8.82%    -9.15%     +0.11%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.12%    +0.90%     +2.26%
---------------------------------------------------------------------------------------------------
Blended 2020 Composite Index (unmanaged)(5)                 +3.08%    +13.69%    -2.95%     +2.67%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5) The Blended 2020 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2020 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.

    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
6  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Retirement Plus 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2010
                                                                                            SINCE
Without sales charge                                    6 MONTHS(A)    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +1.98%     +13.68%    -6.79%   +0.51%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +3.27%(a)
---------------------------------------------------------------------------------------------------
Class R(b) (inception 12/11/06)                            +1.86%     +13.29%    -6.94%   -2.59%
---------------------------------------------------------------------------------------------------
Class Z(c) (inception 5/18/06)                             +2.10%     +13.92%    -6.57%   +0.76%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                -3.88%      +7.13%    -8.62%   -0.81%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +2.27%(a)
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% contingent deferred sales charge if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class Z shares. Class R shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

(a) Not annualized.

(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

(c) Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.


--------------------------------------------------------------------------------
                 COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Retirement Plus 2025 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Retirement Plus 2025 Fund (the 2025 Fund) Class A shares rose 1.86%
  (excluding sales charge) for the six months ended Oct. 31, 2010. Its Blended 2025 Composite Index benchmark gained 2.72%.

> The Russell 3000(R) Index, the 2025 Fund's domestic equity benchmark, increased 0.60% during the same period.

> The 2025 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.33% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2025 Composite Index, rose 5.98% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2025 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025 Fund
  Class A (excluding sales charge)                          +1.86%    +14.12%    -7.71%     -0.15%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)                           +0.60%    +18.34%    -5.96%     +0.91%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(2)                                            +5.33%     +8.01%    +7.23%     +7.11%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(3)                              +5.98%     +8.82%    -9.15%     +0.11%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.12%    +0.90%     +2.26%
---------------------------------------------------------------------------------------------------
Blended 2025 Composite Index (unmanaged)(5)                 +2.72%    +14.46%    -3.78%     +2.22%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5) The Blended 2025 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2025 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.

    The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
8  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Retirement Plus 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2010
                                                                                            SINCE
Without sales charge                                    6 MONTHS(A)    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +1.86%     +14.12%    -7.71%   -0.15%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +3.66%(a)
---------------------------------------------------------------------------------------------------
Class R(b) (inception 12/11/06)                            +1.74%     +13.66%    -7.92%   -3.33%
---------------------------------------------------------------------------------------------------
Class Z(c) (inception 5/18/06)                             +1.85%     +14.23%    -7.56%   +0.05%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                -4.00%      +7.56%    -9.51%   -1.47%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +2.66%(a)
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% contingent deferred sales charge if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class Z shares. Class R shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

(a) Not annualized.

(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

(c) Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.


--------------------------------------------------------------------------------
                 COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Retirement Plus 2030 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Retirement Plus 2030 Fund (the 2030 Fund) Class A shares gained 1.73%
  (excluding sales charge) for the six months ended Oct. 31, 2010. Its Blended 2030 Composite Index benchmark rose 2.77%.

> The Russell 3000(R) Index, the 2030 Fund's domestic equity benchmark, increased 0.60% during the same period.

> The 2030 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.33% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2030 Composite Index, rose 5.98% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2030 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030 Fund
  Class A (excluding sales charge)                          +1.73%    +13.99%    -7.76%     -0.06%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)                           +0.60%    +18.34%    -5.96%     +0.91%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(2)                                            +5.33%     +8.01%    +7.23%     +7.11%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(3)                              +5.98%     +8.82%    -9.15%     +0.11%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.12%    +0.90%     +2.26%
---------------------------------------------------------------------------------------------------
Blended 2030 Composite Index (unmanaged)(5)                 +2.77%    +14.54%    -3.76%     +2.23%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5) The Blended 2030 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2030 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.

    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
10  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Retirement Plus 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2010
                                                                                            SINCE
Without sales charge                                    6 MONTHS(A)    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +1.73%     +13.99%    -7.76%   -0.06%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +3.53%(a)
---------------------------------------------------------------------------------------------------
Class R(b) (inception 12/11/06)                            +1.61%     +13.70%    -7.93%   -3.31%
---------------------------------------------------------------------------------------------------
Class Z(c) (inception 5/18/06)                             +1.85%     +14.31%    -7.57%   +0.16%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                -4.12%      +7.43%    -9.56%   -1.38%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +2.53%(a)
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% contingent deferred sales charge if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class Z shares. Class R shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

(a) Not annualized.

(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

(c) Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Retirement Plus 2035 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Retirement Plus 2035 Fund (the 2035 Fund) Class A shares rose 1.88%
  (excluding sales charge) for the six months ended Oct. 31, 2010. Its Blended 2035 Composite Index benchmark advanced 2.77%.

> The Russell 3000(R) Index, the 2035 Fund's domestic equity benchmark, increased 0.60% during the same period.

> The 2035 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.33% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2035 Composite Index, rose 5.98% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2035 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035 Fund
  Class A (excluding sales charge)                          +1.88%    +14.22%    -7.73%     -0.22%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)                           +0.60%    +18.34%    -5.96%     +0.91%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(2)                                            +5.33%     +8.01%    +7.23%     +7.11%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(3)                              +5.98%     +8.82%    -9.15%     +0.11%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.12%    +0.90%     +2.26%
---------------------------------------------------------------------------------------------------
Blended 2035 Composite Index (unmanaged)(5)                 +2.77%    +14.54%    -3.76%     +2.23%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5) The Blended 2035 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2035 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.

    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
12  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Retirement Plus 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2010
                                                                                            SINCE
Without sales charge                                    6 MONTHS(A)    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +1.88%     +14.22%    -7.73%   -0.22%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +3.57%(a)
---------------------------------------------------------------------------------------------------
Class R(b) (inception 12/11/06)                            +1.63%     +13.70%    -7.93%   -3.33%
---------------------------------------------------------------------------------------------------
Class Z(c) (inception 5/18/06)                             +1.99%     +14.33%    -7.55%   +0.01%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                -3.98%      +7.65%    -9.54%   -1.54%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +2.57%(a)
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% contingent deferred sales charge if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class Z shares. Class R shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

(a) Not annualized.

(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

(c) Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Retirement Plus 2040 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Retirement Plus 2040 Fund (the 2040 Fund) Class A shares gained 1.80%
  (excluding sales charge) for the six months ended Oct. 31, 2010. Its Blended 2040 Composite Index benchmark rose 2.77%.

> The Russell 3000(R) Index, the 2040 Fund's domestic equity benchmark, increased 0.60% during the same period.

> The 2040 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.33% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2040 Composite Index, rose 5.98% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2040 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040 Fund
  Class A (excluding sales charge)                          +1.80%    +14.06%    -7.66%     -0.04%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)                           +0.60%    +18.34%    -5.96%     +0.91%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(2)                                            +5.33%     +8.01%    +7.23%     +7.11%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(3)                              +5.98%     +8.82%    -9.15%     +0.11%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.12%    +0.90%     +2.26%
---------------------------------------------------------------------------------------------------
Blended 2040 Composite Index (unmanaged)(5)                 +2.77%    +14.54%    -3.76%     +2.23%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5) The Blended 2040 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2040 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.

    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
14  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Retirement Plus 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2010
                                                                                            SINCE
Without sales charge                                    6 MONTHS(A)    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +1.80%     +14.06%    -7.66%   -0.04%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +3.54%(a)
---------------------------------------------------------------------------------------------------
Class R(b) (inception 12/11/06)                            +1.54%     +13.66%    -7.88%   -3.28%
---------------------------------------------------------------------------------------------------
Class Z(c) (inception 5/18/06)                             +1.92%     +14.19%    -7.51%   +0.16%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                -4.05%      +7.50%    -9.47%   -1.36%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +2.54%(a)
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% contingent deferred sales charge if shares are sold within one year after purchase. Sales charges do not apply to Class R and Class Z shares. Class R shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

(a) Not annualized.

(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

(c) Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Retirement Plus 2045 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Retirement Plus 2045 Fund's (the 2045 Fund) Class A shares gained
  1.89% (excluding sales charge) for the six months ended Oct. 31, 2010. Its Blended 2045 Composite Index benchmark advanced 2.77%.

> The Russell 3000(R) Index, the 2045 Fund's domestic equity benchmark, increased 0.60% during the same period.

> The 2045 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.33% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2045 Composite Index, rose 5.98% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2045 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2010)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045 Fund
  Class A (excluding sales charge)                          +1.89%    +14.04%    -7.74%     -0.18%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)                           +0.60%    +18.34%    -5.96%     +0.91%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(2)                                            +5.33%     +8.01%    +7.23%     +7.11%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(3)                              +5.98%     +8.82%    -9.15%     +0.11%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.12%    +0.90%     +2.26%
---------------------------------------------------------------------------------------------------
Blended 2045 Composite Index (unmanaged)(5)                 +2.77%    +14.54%    -3.76%     +2.23%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(5) The Blended 2045 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended 2045 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.

    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
16  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Retirement Plus 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2010
                                                                                            SINCE
Without sales charge                                    6 MONTHS(A)    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +1.89%     +14.04%    -7.74%   -0.18%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +3.59%(a)
---------------------------------------------------------------------------------------------------
Class R(b) (inception 12/11/06)                            +1.64%     +13.55%    -7.97%   -3.36%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +1.89%     +14.31%    -7.49%   -2.86%
---------------------------------------------------------------------------------------------------
Class Z(c) (inception 5/18/06)                             +2.01%     +14.36%    -7.54%   +0.06%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                -3.97%      +7.47%    -9.54%   -1.50%
---------------------------------------------------------------------------------------------------
Class C (inception 9/27/10)                                  N/A         N/A       N/A    +2.59%(a)
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% contingent deferred sales charge if shares are sold within one year after purchase. Sales charges do not apply to Class R, Class R4 and Class Z shares. Class R and Class R4 shares are available to qualifying institutional investors only. Class Z shares are offered to certain eligible investors.

(a) Not annualized.

(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

(c) Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  17

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA RETIREMENT PLUS 2010 FUND

Fund holdings at Oct. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                 18.6%                 23.4%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund                8.8%                 10.3%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                 8.6%                 10.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 9.7%                 15.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.3%                  5.5%
======================================================================================
                                                      51.0%                 64.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        34.2%                 14.3%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    2.6%                  8.4%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              2.5%                  0.7%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                          3.5%                  3.7%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           1.5%                  1.3%
======================================================================================
                                                      44.3%                 28.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 2.8%                  4.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             1.9%                  2.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Equity Funds(1)                                        51.0%
-----------------------------------------------------------------
Fixed Income Funds(2)                                  44.3%
-----------------------------------------------------------------
Alternative Investments(3)                              2.8%
-----------------------------------------------------------------
Cash Equivalents(4)                                     1.9%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 36.0%, International 9.7% and U.S. Small Mid Cap
    5.3%.
(2) Includes Investment Grade 34.2%, High Yield 3.5%, Emerging Markets 2.6%, Global Bond 2.5% and Inflation Protected Securities 1.5%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.



--------------------------------------------------------------------------------
18  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Columbia Diversified Bond Fund                        34.2%
----------------------------------------------------------------
Columbia Large Core Quantitative Fund                 18.6%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 9.7%
----------------------------------------------------------------
Columbia Large Growth Quantitative Fund                8.8%
----------------------------------------------------------------
Columbia Large Value Quantitative Fund                 8.6%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investment in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  19

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA RETIREMENT PLUS 2015 FUND

Fund holdings at Oct. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                 21.7%                 29.0%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund               10.7%                 10.0%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                10.5%                 10.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.7%                 18.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          6.3%                  5.9%
======================================================================================
                                                      60.9%                 74.5%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        27.6%                 11.4%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    3.3%                  5.7%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              1.9%                  2.5%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                          3.0%                  3.5%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           1.0%                  0.8%
======================================================================================
                                                      36.8%                 23.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 0.9%                  0.8%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             1.4%                  0.8%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Equity Funds(1)                                        60.9%
-----------------------------------------------------------------
Fixed Income Funds(2)                                  36.8%
-----------------------------------------------------------------
Alternative Investments(3)                              0.9%
-----------------------------------------------------------------
Cash Equivalents(4)                                     1.4%
-----------------------------------------------------------------




(1) Includes U.S. Large Cap 42.9%, International 11.7% and U.S. Small Mid Cap 6.3%.
(2) Includes Investment Grade 27.6%, Emerging Markets 3.3%, High Yield 3.0%, Global Bond 1.9% and Inflation Protected Securities 1.0%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.



--------------------------------------------------------------------------------
20  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Columbia Diversified Bond Fund                         27.6%
-----------------------------------------------------------------
Columbia Large Core Quantitative Fund                  21.7%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 11.7%
-----------------------------------------------------------------
Columbia Large Growth Quantitative Fund                10.7%
-----------------------------------------------------------------
Columbia Large Value Quantitative Fund                 10.5%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  21

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA RETIREMENT PLUS 2020 FUND

Fund holdings at Oct. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                 25.4%                 34.5%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund               12.2%                  9.9%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                11.9%                  9.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                13.8%                 19.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          7.2%                  5.6%
======================================================================================
                                                      70.5%                 78.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        21.6%                  9.5%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    2.0%                  3.8%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              1.5%                  2.1%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                          2.5%                  4.2%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           0.5%                  0.6%
======================================================================================
                                                      28.1%                 20.2%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 0.9%                  0.6%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.5%                  0.6%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Equity Funds(1)                                        70.5%
-----------------------------------------------------------------
Fixed Income Funds(2)                                  28.1%
-----------------------------------------------------------------
Alternative Investments(3)                              0.9%
-----------------------------------------------------------------
Cash Equivalents(4)                                     0.5%
-----------------------------------------------------------------




(1) Includes U.S. Large Cap 49.5%, International 13.8% and U.S. Small Mid Cap 7.2%.
(2) Includes Investment Grade 21.6%, High Yield 2.5, Emerging Markets 2.0%, Global Bond 1.5% and Inflation Protected Securities 0.5%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.



--------------------------------------------------------------------------------
22  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Columbia Large Core Quantitative Fund                  25.4%
-----------------------------------------------------------------
Columbia Diversified Bond Fund                         21.6%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 13.8%
-----------------------------------------------------------------
Columbia Large Growth Quantitative Fund                12.2%
-----------------------------------------------------------------
Columbia Large Value Quantitative Fund                 11.9%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  23

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA RETIREMENT PLUS 2025 FUND

Fund holdings at Oct. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                 29.8%                 39.7%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund               13.4%                 10.4%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                13.1%                  9.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.0%                 20.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          8.1%                  5.8%
======================================================================================
                                                      80.4%                 85.1%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        13.7%                  7.9%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    0.6%                  1.2%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              0.9%                  0.7%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                          3.0%                  3.8%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           0.5%                  0.4%
======================================================================================
                                                      18.7%                 14.0%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 0.4%                  0.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.5%                  0.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Equity Funds(1)                                        80.4%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  18.7%
-----------------------------------------------------------------

Alternative Investments(3)                              0.4%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.5%
-----------------------------------------------------------------




(1) Includes U.S. Large Cap 56.3%, International 16.0% and U.S. Small Mid Cap 8.1%.
(2) Includes Investment Grade 13.6%, High Yield 3.0%, Global Bond 1.0%, Emerging Markets 0.6% and Inflation Protected Securities 0.5%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.



--------------------------------------------------------------------------------
24  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Columbia Large Core Quantitative Fund                  29.8%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 16.0%
-----------------------------------------------------------------
Columbia Diversified Bond Fund                         13.7%
-----------------------------------------------------------------
Columbia Large Growth Quantitative Fund                13.4%
-----------------------------------------------------------------
Columbia Large Value Quantitative Fund                 13.1%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  25

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA RETIREMENT PLUS 2030 FUND

Fund holdings at Oct. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                 29.3%                 39.7%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund               13.6%                 10.4%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                13.3%                  9.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.7%                 20.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          8.2%                  5.8%
======================================================================================
                                                      80.1%                 85.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        14.1%                  8.0%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    0.5%                  1.0%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              0.9%                  0.7%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                          2.9%                  3.8%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           0.5%                  0.4%
======================================================================================
                                                      18.9%                 13.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 0.5%                  0.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.5%                  0.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Equity Funds(1)                                        80.1%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  18.9%
-----------------------------------------------------------------

Alternative Investments(3)                              0.5%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.5%
-----------------------------------------------------------------




(1) Includes U.S. Large Cap 56.2%, International 15.7% and U.S. Small Mid Cap 8.2%.
(2) Includes Investment Grade 14.1%, High Yield 2.9%, Global Bond 0.9%, Inflation Protected Securities 0.5% and Emerging Markets 0.5%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.



--------------------------------------------------------------------------------
26  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Columbia Large Core Quantitative Fund                  29.3%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 15.7%
-----------------------------------------------------------------
Columbia Diversified Bond Fund                         14.1%
-----------------------------------------------------------------
Columbia Large Growth Quantitative Fund                13.6%
-----------------------------------------------------------------
Columbia Large Value Quantitative Fund                 13.3%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  27

INVESTMENT CHANGES  ------------------------------------------------------------
(UNAUDITED)

COLUMBIA RETIREMENT PLUS 2035 FUND

Fund holdings at Oct. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                 29.3%                 39.7%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund               13.6%                 10.4%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                13.3%                  9.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.8%                 20.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          8.2%                  5.8%
======================================================================================
                                                      80.2%                 85.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        14.0%                  7.9%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    0.5%                  1.1%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              1.0%                  0.7%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                          2.9%                  3.8%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           0.5%                  0.4%
======================================================================================
                                                      18.9%                 13.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 0.5%                  0.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.4%                  0.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Equity Funds(1)                                        80.2%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  18.9%
-----------------------------------------------------------------

Alternative Investments(3)                              0.5%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.4%
-----------------------------------------------------------------




(1) Includes U.S. Large Cap 56.2%, International 15.8% and U.S. Small Mid Cap 8.2%.
(2) Includes Investment Grade 14.0%, High Yield 2.9%, Global Bond 1.0%, Inflation Protected Securities 0.5% and Emerging Markets 0.5%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.



--------------------------------------------------------------------------------
28  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Columbia Large Core Quantitative Fund                  29.3%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 15.8%
-----------------------------------------------------------------
Columbia Diversified Bond Fund                         14.0%
-----------------------------------------------------------------
Columbia Large Growth Quantitative Fund                13.6%
-----------------------------------------------------------------
Columbia Large Value Quantitative Fund                 13.3%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  29

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA RETIREMENT PLUS 2040 FUND

Fund holdings at Oct. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                 29.6%                 39.7%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund               13.5%                 10.4%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                13.2%                  9.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.9%                 20.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          8.1%                  5.8%
======================================================================================
                                                      80.3%                 85.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        13.9%                  7.9%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    0.5%                  1.1%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              0.9%                  0.7%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                          3.0%                  3.8%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           0.5%                  0.4%
======================================================================================
                                                      18.8%                 13.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 0.4%                  0.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.5%                  0.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Equity Funds(1)                                        80.3%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  18.8%
-----------------------------------------------------------------

Alternative Investments(3)                              0.4%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.5%
-----------------------------------------------------------------




(1) Includes U.S. Large Cap 56.3%, International 15.9% and U.S. Small Mid Cap 8.1%.
(2) Includes Investment Grade 13.9%, High Yield 3.0%, Global Bond 0.9%, Inflation Protected Securities 0.5% and Emerging Markets 0.5%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.



--------------------------------------------------------------------------------
30  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Columbia Large Core Quantitative Fund                  29.6%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 15.9%
-----------------------------------------------------------------
Columbia Diversified Bond Fund                         13.9%
-----------------------------------------------------------------
Columbia Large Growth Quantitative Fund                13.5%
-----------------------------------------------------------------
Columbia Large Value Quantitative Fund                 13.2%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  31

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA RETIREMENT PLUS 2045 FUND

Fund holdings at Oct. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                 29.8%                 39.7%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund               13.4%                 10.4%
--------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund                13.1%                  9.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.0%                 20.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          8.1%                  5.8%
======================================================================================
                                                      80.4%                 85.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        13.7%                  7.9%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund                    0.6%                  1.1%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              0.9%                  0.7%
--------------------------------------------------------------------------------------
Columbia High Yield Bond Fund                          3.0%                  3.8%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           0.5%                  0.4%
======================================================================================
                                                      18.7%                 13.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
  Fund                                                 0.4%                  0.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.5%                  0.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Equity Funds(1)                                        80.4%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  18.7%
-----------------------------------------------------------------

Alternative Investments(3)                              0.4%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.5%
-----------------------------------------------------------------




(1) Includes U.S. Large Cap 56.3%, International 16.0% and U.S. Small Mid Cap 8.1%.
(2) Includes Investment Grade 13.7%, High Yield 3.0%, Global Bond 0.9%, Emerging Markets 0.6% and Inflation Protected Securities 0.5%.
(3) Comprised entirely of an investment in the Columbia Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the Columbia Money Market Fund.



--------------------------------------------------------------------------------
32  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2010; % of portfolio assets)


Columbia Large Core Quantitative Fund                  29.8%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 16.0%
-----------------------------------------------------------------
Columbia Diversified Bond Fund                         13.7%
-----------------------------------------------------------------
Columbia Large Growth Quantitative Fund                13.4%
-----------------------------------------------------------------
Columbia Large Value Quantitative Fund                 13.1%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  33

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until Oct. 31, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
34  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Retirement Plus 2010 Fund

                                                                                  DIRECT AND
                                                                   DIRECT          INDIRECT
                                   BEGINNING        ENDING        EXPENSES         EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      PAID DURING
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,021.50        $1.86            $5.19
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,023.09        $1.87            $5.20
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(f)                         $1,000        $1,024.90        $0.91            $1.50
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.80        $5.19            $8.51
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,019.60        $3.78            $7.10
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.19        $3.78            $7.11
-----------------------------------------------------------------------------------------------

Class Z
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,022.40        $0.81            $4.13
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,024.13        $0.81            $4.14
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                                      TOTAL FUND
                                    FUND'S         ACQUIRED FUND     AND ACQUIRED
                                  ANNUALIZED     (UNDERLYING FUND)     FUND FEES
                                EXPENSE RATIO  FEES AND EXPENSES(d)  AND EXPENSES
---------------------------------------------------------------------------------
Class A                              .37%              .66%              1.03%
---------------------------------------------------------------------------------
Class C                             1.03%              .66%              1.69%
---------------------------------------------------------------------------------
Class R                              .75%              .66%              1.41%
---------------------------------------------------------------------------------
Class Z                              .16%              .66%               .82%
---------------------------------------------------------------------------------


(a) The beginning account value for Class C is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(d) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2010, the actual direct and indirect expenses paid would have been $5.34 for Class A, $1.53 for Class C, $7.25 for Class R and $4.29 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $8.66 for Class C, $7.26 for Class R and $4.29 for Class Z.
(e) Based on the actual return for the six months ended Oct. 31, 2010: +2.15% for Class A, +1.96% for Class R and +2.24% for Class Z.
(f) Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010: +2.49% for Class C.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  35

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Columbia Retirement Plus 2015 Fund

                                                                                  DIRECT AND
                                                                   DIRECT          INDIRECT
                                   BEGINNING        ENDING        EXPENSES         EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      PAID DURING
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,019.90        $1.86            $5.19
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,023.09        $1.87            $5.20
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(f)                         $1,000        $1,028.40        $0.93            $1.52
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.70        $5.29            $8.61
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,017.60        $3.77            $7.09
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.19        $3.78            $7.11
-----------------------------------------------------------------------------------------------

Class Z
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,019.90        $0.81            $4.13
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,024.13        $0.81            $4.14
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                                      TOTAL FUND
                                    FUND'S         ACQUIRED FUND     AND ACQUIRED
                                  ANNUALIZED     (UNDERLYING FUND)     FUND FEES
                                EXPENSE RATIO  FEES AND EXPENSES(d)  AND EXPENSES
---------------------------------------------------------------------------------
Class A                              .37%              .66%              1.03%
---------------------------------------------------------------------------------
Class C                             1.05%              .66%              1.71%
---------------------------------------------------------------------------------
Class R                              .75%              .66%              1.41%
---------------------------------------------------------------------------------
Class Z                              .16%              .66%               .82%
---------------------------------------------------------------------------------


(a) The beginning account value for Class C is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2010, the actual direct and indirect expenses paid would have been $5.34 for Class A, $1.55 for Class C, $7.24 for Class R and $4.28 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $8.76 for Class C, $7.26 for Class R and $4.29 for Class Z.
(e) Based on the actual return for the six months ended Oct. 31, 2010: +1.99% for Class A, +1.76% for Class R and +1.99% for Class Z.
(f) Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010: +2.84% for Class C.


--------------------------------------------------------------------------------
36  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Retirement Plus 2020 Fund

                                                                                  DIRECT AND
                                                                   DIRECT          INDIRECT
                                   BEGINNING        ENDING        EXPENSES         EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      PAID DURING
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,019.80        $1.86            $5.19
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,023.09        $1.87            $5.20
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(f)                         $1,000        $1,032.70        $0.91            $1.50
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.85        $5.14            $8.46
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,018.60        $3.72            $7.05
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.24        $3.73            $7.05
-----------------------------------------------------------------------------------------------

Class Z
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,021.00        $0.81            $4.13
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,024.13        $0.81            $4.14
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                                      TOTAL FUND
                                    FUND'S         ACQUIRED FUND     AND ACQUIRED
                                  ANNUALIZED     (UNDERLYING FUND)     FUND FEES
                                EXPENSE RATIO  FEES AND EXPENSES(d)  AND EXPENSES
---------------------------------------------------------------------------------
Class A                              .37%              .66%              1.03%
---------------------------------------------------------------------------------
Class C                             1.02%              .66%              1.68%
---------------------------------------------------------------------------------
Class R                              .74%              .66%              1.40%
---------------------------------------------------------------------------------
Class Z                              .16%              .66%               .82%
---------------------------------------------------------------------------------


(a) The beginning account value for Class C is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2010, the actual direct and indirect expenses paid would have been $5.34 for Class A, $1.52 for Class C, $7.20 for Class R and $4.28 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $8.61 for Class C, $7.21 for Class R and $4.29 for Class Z.
(e) Based on the actual return for the six months ended Oct. 31, 2010: +1.98% for Class A, +1.86% for Class R and +2.10% for Class Z.
(f) Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010: +3.27% for Class C.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  37

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Columbia Retirement Plus 2025 Fund

                                                                                  DIRECT AND
                                                                   DIRECT          INDIRECT
                                   BEGINNING        ENDING        EXPENSES         EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      PAID DURING
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,018.60        $1.96            $5.28
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,022.99        $1.97            $5.30
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(f)                         $1,000        $1,036.60        $0.87            $1.46
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.09        $4.89            $8.21
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,017.40        $3.67            $6.99
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.29        $3.68            $7.00
-----------------------------------------------------------------------------------------------

Class Z
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,018.50        $0.75            $4.08
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,024.18        $0.76            $4.09
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                                      TOTAL FUND
                                    FUND'S         ACQUIRED FUND     AND ACQUIRED
                                  ANNUALIZED     (UNDERLYING FUND)     FUND FEES
                                EXPENSE RATIO  FEES AND EXPENSES(d)  AND EXPENSES
---------------------------------------------------------------------------------
Class A                              .39%              .66%              1.05%
---------------------------------------------------------------------------------
Class C                              .97%              .66%              1.63%
---------------------------------------------------------------------------------
Class R                              .73%              .66%              1.39%
---------------------------------------------------------------------------------
Class Z                              .15%              .66%               .81%
---------------------------------------------------------------------------------


(a) The beginning account value for Class C is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio as for the class indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2010, the actual direct and indirect expenses paid would have been $5.49 for Class A, $1.49 for Class C, $7.19 for Class R and $4.28 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.50 for Class A, $8.41 for Class C, $7.21 for Class R and $4.29 for Class Z.
(e) Based on the actual return for the six months ended Oct. 31, 2010: +1.86% for Class A, +1.74% for Class R and +1.85% for Class Z.
(f) Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010: +3.66% for Class C.


--------------------------------------------------------------------------------
38  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Retirement Plus 2030 Fund

                                                                                  DIRECT AND
                                                                   DIRECT          INDIRECT
                                   BEGINNING        ENDING        EXPENSES         EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      PAID DURING
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,017.30        $1.96            $5.28
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,022.99        $1.97            $5.30
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(f)                         $1,000        $1,035.30        $0.87            $1.46
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.04        $4.94            $8.26
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,016.10        $3.67            $6.99
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.29        $3.68            $7.00
-----------------------------------------------------------------------------------------------

Class Z
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,018.50        $0.81            $4.13
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,024.13        $0.81            $4.14
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                                      TOTAL FUND
                                    FUND'S         ACQUIRED FUND     AND ACQUIRED
                                  ANNUALIZED     (UNDERLYING FUND)     FUND FEES
                                EXPENSE RATIO  FEES AND EXPENSES(d)  AND EXPENSES
---------------------------------------------------------------------------------
Class A                              .39%              .66%              1.05%
---------------------------------------------------------------------------------
Class C                              .98%              .66%              1.64%
---------------------------------------------------------------------------------
Class R                              .73%              .66%              1.39%
---------------------------------------------------------------------------------
Class Z                              .16%              .66%               .82%
---------------------------------------------------------------------------------


(a) The beginning account value for Class C is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2010, the actual direct and indirect expenses paid would have been $5.48 for Class A, $1.50 for Class C, $7.19 for Class R and $4.33 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.50 for Class A, $8.46 for Class C, $7.21 for Class R and $4.34 for Class Z.
(e) Based on the actual return for the six months ended Oct. 31, 2010: +1.73% for Class A, +1.61% for Class R and +1.85% for Class Z.
(f) Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010: +3.53% for Class C.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  39

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Columbia Retirement Plus 2035 Fund

                                                                                  DIRECT AND
                                                                   DIRECT          INDIRECT
                                   BEGINNING        ENDING        EXPENSES         EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      PAID DURING
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,018.80        $1.96            $5.28
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,022.99        $1.97            $5.30
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(f)                         $1,000        $1,035.70        $0.85            $1.44
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.19        $4.78            $8.11
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,016.30        $3.57            $6.89
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.39        $3.58            $6.90
-----------------------------------------------------------------------------------------------

Class Z
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,019.90        $0.81            $4.13
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,024.13        $0.81            $4.14
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                                      TOTAL FUND
                                    FUND'S         ACQUIRED FUND     AND ACQUIRED
                                  ANNUALIZED     (UNDERLYING FUND)     FUND FEES
                                EXPENSE RATIO  FEES AND EXPENSES(d)  AND EXPENSES
---------------------------------------------------------------------------------
Class A                              .39%              .66%              1.05%
---------------------------------------------------------------------------------
Class C                              .95%              .66%              1.61%
---------------------------------------------------------------------------------
Class R                              .71%              .66%              1.37%
---------------------------------------------------------------------------------
Class Z                              .16%              .66%               .82%
---------------------------------------------------------------------------------


(a) The beginning account value for Class C is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2010, the actual direct and indirect expenses paid would have been $5.49 for Class A, $1.47 for Class C, $7.09 for Class R and $4.33 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.50 for Class A, $8.31 for Class C, $7.11 for Class R and $4.34 for Class Z.
(e) Based on the actual return for the six months ended Oct. 31, 2010: +1.88% for Class A, +1.63% for Class R and +1.99% for Class Z.
(f) Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010: +3.57% for Class C.


--------------------------------------------------------------------------------
40  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Retirement Plus 2040 Fund

                                                                                  DIRECT AND
                                                                   DIRECT          INDIRECT
                                   BEGINNING        ENDING        EXPENSES         EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      PAID DURING
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,018.00        $1.96            $5.28
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,022.99        $1.97            $5.30
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(f)                         $1,000        $1,035.40        $0.81            $1.40
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.39        $4.58            $7.91
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,015.40        $3.72            $7.03
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.24        $3.73            $7.05
-----------------------------------------------------------------------------------------------

Class Z
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,019.20        $0.81            $4.13
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,024.13        $0.81            $4.14
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                                      TOTAL FUND
                                    FUND'S         ACQUIRED FUND     AND ACQUIRED
                                  ANNUALIZED     (UNDERLYING FUND)     FUND FEES
                                EXPENSE RATIO  FEES AND EXPENSES(d)  AND EXPENSES
---------------------------------------------------------------------------------
Class A                              .39%              .66%              1.05%
---------------------------------------------------------------------------------
Class C                              .91%              .66%              1.57%
---------------------------------------------------------------------------------
Class R                              .74%              .66%              1.40%
---------------------------------------------------------------------------------
Class Z                              .16%              .66%               .82%
---------------------------------------------------------------------------------


(a) The beginning account value for Class C is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2010, the actual direct and indirect expenses paid would have been $5.48 for Class A, $1.44 for Class C, $7.24 for Class R and $4.33 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.50 for Class A, $8.11 for Class C, $7.26 for Class R and $4.34 for Class Z.
(e) Based on the actual return for the six months ended Oct. 31, 2010: +1.80% for Class A, +1.54% for Class R and +1.92% for Class Z.
(f) Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010: +3.54% for Class C.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  41

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Columbia Retirement Plus 2045 Fund

                                                                                  DIRECT AND
                                                                   DIRECT          INDIRECT
                                   BEGINNING        ENDING        EXPENSES         EXPENSES
                                 ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      PAID DURING
                                MAY 1, 2010(a)  OCT. 31, 2010  THE PERIOD(b)  THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,018.90        $1.96            $5.34
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,022.99        $1.97            $5.35
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(f)                         $1,000        $1,035.90        $0.77            $1.37
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.64        $4.33            $7.71
-----------------------------------------------------------------------------------------------

Class R
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,016.40        $3.77            $7.14
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.19        $3.78            $7.16
-----------------------------------------------------------------------------------------------

Class R4
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,018.90        $1.41            $4.78
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,023.54        $1.41            $4.79
-----------------------------------------------------------------------------------------------

Class Z
-----------------------------------------------------------------------------------------------
  Actual(e)                         $1,000        $1,020.10        $0.81            $4.18
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,024.13        $0.81            $4.19
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                                      TOTAL FUND
                                    FUND'S         ACQUIRED FUND     AND ACQUIRED
                                  ANNUALIZED     (UNDERLYING FUND)     FUND FEES
                                EXPENSE RATIO  FEES AND EXPENSES(d)  AND EXPENSES
---------------------------------------------------------------------------------
Class A                              .39%              .67%              1.06%
---------------------------------------------------------------------------------
Class C                              .86%              .67%              1.53%
---------------------------------------------------------------------------------
Class R                              .75%              .67%              1.42%
---------------------------------------------------------------------------------
Class R4                             .28%              .67%               .95%
---------------------------------------------------------------------------------
Class Z                              .16%              .67%               .83%
---------------------------------------------------------------------------------


(a) The beginning account value for Class C is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class C are equal to the annualized expense ratio for the class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the number of days in the period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2010, the actual direct and indirect expenses paid would have been $5.49 for Class A, $1.39 for Class C, $7.29 for Class R, $4.93 for Class R4 and $4.33 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.50 for Class A, $7.86 for Class C, $7.31 for Class R, $4.94 for Class R4 and $4.34 for Class Z.
(e) Based on the actual return for the six months ended Oct. 31, 2010: +1.89% for Class A, +1.64% for Class R, +1.89% for Class R4 and +2.01% for Class Z.
(f) Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010: +3.59% for Class C.


--------------------------------------------------------------------------------
42  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Retirement Plus 2010 Fund
OCT. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (51.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (9.7%)
RiverSource Disciplined International Equity
 Fund                                                 112,881                $835,321
-------------------------------------------------------------------------------------

U.S. LARGE CAP (36.2%)
Columbia Large Core Quantitative Fund                 310,648               1,602,942
Columbia Large Growth Quantitative Fund                85,994                 760,183
Columbia Large Value Quantitative Fund                 87,610                 746,434
                                                                      ---------------
Total                                                                       3,109,559
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           55,624                 456,676
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $3,769,669)                                                         $4,401,556
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (44.4%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (2.6%)
Columbia Emerging Markets Bond Fund                    19,449                $227,360
-------------------------------------------------------------------------------------

GLOBAL BOND (2.5%)
Columbia Global Bond Fund                              28,437                 212,710
-------------------------------------------------------------------------------------

HIGH YIELD (3.5%)
Columbia High Yield Bond Fund                         108,015                 301,361
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.5%)
Columbia Inflation Protected Securities Fund           11,761                 127,372
-------------------------------------------------------------------------------------

INVESTMENT GRADE (34.3%)
Columbia Diversified Bond Fund                        579,146               2,953,642
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,613,532)                                                         $3,822,445
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.8%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                  23,761(b)             $239,753
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $237,347)                                                             $239,753
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                            159,687                $159,687
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $159,687)                                                             $159,687
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $7,780,235)(c)                                                      $8,623,441
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $7,780,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $843,000
     Unrealized depreciation                                                           (--)
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $843,000
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  43

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Retirement Plus 2010 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2010:

                                                                            FAIR VALUE AT OCT. 31, 2010
                                                         ----------------------------------------------------------------
                                                               LEVEL 1            LEVEL 2
                                                            QUOTED PRICES          OTHER          LEVEL 3
                                                              IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                             MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS(A)       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                               $8,623,441            $--             $--        $8,623,441
-------------------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
44  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Retirement Plus 2015 Fund

OCT. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (61.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.7%)
RiverSource Disciplined International Equity
 Fund                                                  351,868             $2,603,827
-------------------------------------------------------------------------------------

U.S. LARGE CAP (43.0%)
Columbia Large Core Quantitative Fund                  934,947              4,824,326
Columbia Large Growth Quantitative Fund                270,184              2,388,422
Columbia Large Value Quantitative Fund                 275,502              2,347,274
                                                                      ---------------
Total                                                                       9,560,022
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (6.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           170,231              1,397,600
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $11,597,831)                                                       $13,561,449
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (36.8%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (3.3%)
Columbia Emerging Markets Bond Fund                     62,241               $727,595
-------------------------------------------------------------------------------------

GLOBAL BOND (2.0%)
Columbia Global Bond Fund                               58,477                437,410
-------------------------------------------------------------------------------------

HIGH YIELD (3.0%)
Columbia High Yield Bond Fund                          236,824                660,738
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.0%)
Columbia Inflation Protected Securities Fund            20,062                217,268
-------------------------------------------------------------------------------------

INVESTMENT GRADE (27.5%)
Columbia Diversified Bond Fund                       1,202,968              6,135,135
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $7,663,514)                                                         $8,178,146
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.9%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                   20,225(b)            $204,075
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $199,933)                                                             $204,075
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                             307,354               $307,354
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $307,354)                                                             $307,354
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $19,768,632)(c)                                                    $22,251,024
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $19,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,482,000
     Unrealized depreciation                                                            (--)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $2,482,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  45

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Retirement Plus 2015 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2010:

                                                                           FAIR VALUE AT OCT. 31, 2010
                                                        -----------------------------------------------------------------
                                                              LEVEL 1            LEVEL 2
                                                           QUOTED PRICES          OTHER          LEVEL 3
                                                             IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                             IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                             $22,251,024            $--             $--        $22,251,024
-------------------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
46  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Retirement Plus 2020 Fund

OCT. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (70.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.8%)
RiverSource Disciplined International Equity
 Fund                                                  443,210             $3,279,751
-------------------------------------------------------------------------------------

U.S. LARGE CAP (49.6%)
Columbia Large Core Quantitative Fund                1,172,553              6,050,374
Columbia Large Growth Quantitative Fund                327,049              2,891,109
Columbia Large Value Quantitative Fund                 333,221              2,839,040
                                                                      ---------------
Total                                                                      11,780,523
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (7.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           209,244              1,717,890
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $14,677,266)                                                       $16,778,164
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (28.1%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (2.0%)
Columbia Emerging Markets Bond Fund                     40,710               $475,905
-------------------------------------------------------------------------------------

GLOBAL BOND (1.5%)
Columbia Global Bond Fund                               46,683                349,191
-------------------------------------------------------------------------------------

HIGH YIELD (2.5%)
Columbia High Yield Bond Fund                          212,541                592,989
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.5%)
Columbia Inflation Protected Securities Fund            10,621                115,025
-------------------------------------------------------------------------------------

INVESTMENT GRADE (21.6%)
Columbia Diversified Bond Fund                       1,009,102              5,146,419
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $6,299,035)                                                         $6,679,529
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.9%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                   21,400(b)            $215,928
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $214,337)                                                             $215,928
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                             108,908               $108,908
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $108,908)                                                             $108,908
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $21,299,546)(c)                                                    $23,782,529
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $21,300,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,483,000
     Unrealized depreciation                                                            (--)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $2,483,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  47

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Retirement Plus 2020 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2010:

                                                                           FAIR VALUE AT OCT. 31, 2010
                                                        -----------------------------------------------------------------
                                                              LEVEL 1            LEVEL 2
                                                           QUOTED PRICES          OTHER          LEVEL 3
                                                             IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                             IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                             $23,782,529            $--             $--        $23,782,529
-------------------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
48  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Columbia Retirement Plus 2025 Fund
OCT. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (80.5%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (16.0%)
RiverSource Disciplined International Equity
 Fund                                                  627,811             $4,645,803
-------------------------------------------------------------------------------------

U.S. LARGE CAP (56.4%)
Columbia Large Core Quantitative Fund                1,672,980              8,632,576
Columbia Large Growth Quantitative Fund                440,367              3,892,842
Columbia Large Value Quantitative Fund                 445,486              3,795,539
                                                                      ---------------
Total                                                                      16,320,957
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (8.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           284,705              2,337,430
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $20,871,801)                                                       $23,304,190
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (18.7%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (0.6%)
Columbia Emerging Markets Bond Fund                     14,815               $173,187
-------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
Columbia Global Bond Fund                               37,213                278,356
-------------------------------------------------------------------------------------

HIGH YIELD (3.0%)
Columbia High Yield Bond Fund                          310,914                867,451
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.5%)
Columbia Inflation Protected Securities Fund            12,810                138,730
-------------------------------------------------------------------------------------

INVESTMENT GRADE (13.6%)
Columbia Diversified Bond Fund                         777,178              3,963,607
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,136,790)                                                         $5,421,331
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.4%)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
Columbia Absolute Return Currency and Income
 Fund                                                   12,889(b)            $130,046
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $129,989)                                                             $130,046
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                             130,682               $130,682
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $130,682)                                                             $130,682
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $26,269,262)(c)                                                    $28,986,249
=====================================================================================




NOTES TO INVESTMENT IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $26,269,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,717,000
     Unrealized depreciation                                                            (--)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $2,717,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  49

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Columbia Retirement Plus 2025 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2010:

                                                                            FAIR VALUE AT OCT. 31, 2010
                                                         -----------------------------------------------------------------
                                                               LEVEL 1            LEVEL 2
                                                            QUOTED PRICES          OTHER          LEVEL 3
                                                              IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                             MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                              $28,986,249            $--             $--        $28,986,249
--------------------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
50  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Retirement Plus 2030 Fund
OCT. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (80.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.8%)
RiverSource Disciplined International Equity
 Fund                                                  575,097             $4,255,716
-------------------------------------------------------------------------------------

U.S. LARGE CAP (56.2%)
Columbia Large Core Quantitative Fund                1,532,971              7,910,132
Columbia Large Growth Quantitative Fund                415,018              3,668,761
Columbia Large Value Quantitative Fund                 422,180              3,596,970
                                                                      ---------------
Total                                                                      15,175,863
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (8.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           269,255              2,210,584
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $18,620,117)                                                       $21,642,163
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (19.0%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (0.5%)
Columbia Emerging Markets Bond Fund                     11,190               $130,809
-------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
Columbia Global Bond Fund                               35,073                262,345
-------------------------------------------------------------------------------------

HIGH YIELD (3.0%)
Columbia High Yield Bond Fund                          285,372                796,187
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.5%)
Columbia Inflation Protected Securities Fund            12,029                130,271
-------------------------------------------------------------------------------------

INVESTMENT GRADE (14.0%)
Columbia Diversified Bond Fund                         745,213              3,800,584
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,865,464)                                                         $5,120,196
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                   12,141(b)            $122,503
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $122,440)                                                             $122,503
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                             122,551               $122,551
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $122,551)                                                             $122,551
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $23,730,572)(c)                                                    $27,007,413
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $23,731,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $3,276,000
     Unrealized depreciation                                                            (--)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $3,276,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  51

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Retirement Plus 2030 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2010:

                                                                           FAIR VALUE AT OCT. 31, 2010
                                                        -----------------------------------------------------------------
                                                              LEVEL 1            LEVEL 2
                                                           QUOTED PRICES          OTHER          LEVEL 3
                                                             IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                             IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                             $27,007,413            $--             $--        $27,007,413
-------------------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
52  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Retirement Plus 2035 Fund
OCT. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (80.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.8%)
RiverSource Disciplined International Equity
 Fund                                                  433,184             $3,205,561
-------------------------------------------------------------------------------------

U.S. LARGE CAP (56.2%)
Columbia Large Core Quantitative Fund                1,154,781              5,958,671
Columbia Large Growth Quantitative Fund                312,702              2,764,289
Columbia Large Value Quantitative Fund                 318,092              2,710,142
                                                                      ---------------
Total                                                                      11,433,102
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (8.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           202,910              1,665,890
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $14,251,180)                                                       $16,304,553
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (19.0%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (0.5%)
Columbia Emerging Markets Bond Fund                      8,345                $97,549
-------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
Columbia Global Bond Fund                               26,429                197,686
-------------------------------------------------------------------------------------

HIGH YIELD (2.9%)
Columbia High Yield Bond Fund                          214,596                598,723
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.5%)
Columbia Inflation Protected Securities Fund             9,019                 97,680
-------------------------------------------------------------------------------------

INVESTMENT GRADE (14.1%)
Columbia Diversified Bond Fund                         560,984              2,861,018
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,663,301)                                                         $3,852,656
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                    9,149(b)             $92,309
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $92,318)                                                               $92,309
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                              91,841                $91,841
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $91,841)                                                               $91,841
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $18,098,640)(c)                                                    $20,341,359
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $18,099,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,242,000
     Unrealized depreciation                                                            (--)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $2,242,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  53

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Retirement Plus 2035 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2010:

                                                                           FAIR VALUE AT OCT. 31, 2010
                                                        -----------------------------------------------------------------
                                                              LEVEL 1            LEVEL 2
                                                           QUOTED PRICES          OTHER          LEVEL 3
                                                             IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                             IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                             $20,341,359            $--             $--        $20,341,359
-------------------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
54  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Retirement Plus 2040 Fund
OCT. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (80.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.9%)
RiverSource Disciplined International Equity
 Fund                                                 324,757              $2,403,199
-------------------------------------------------------------------------------------

U.S. LARGE CAP (56.3%)
Columbia Large Core Quantitative Fund                 866,108               4,469,117
Columbia Large Growth Quantitative Fund               231,172               2,043,560
Columbia Large Value Quantitative Fund                234,556               1,998,419
                                                                      ---------------
Total                                                                       8,511,096
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (8.2%)
RiverSource Disciplined Small and Mid Cap
 Equity
 Fund                                                 149,714               1,229,155
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $10,517,081)                                                       $12,143,450
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (18.8%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (0.5%)
Columbia Emerging Markets Bond Fund                     6,943                 $81,159
-------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
Columbia Global Bond Fund                              19,545                 146,195
-------------------------------------------------------------------------------------

HIGH YIELD (3.0%)
Columbia High Yield Bond Fund                         160,932                 449,001
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.5%)
Columbia Inflation Protected Securities Fund            6,675                  72,293
-------------------------------------------------------------------------------------

INVESTMENT GRADE (13.8%)
Columbia Diversified Bond Fund                        411,564               2,098,973
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,710,540)                                                         $2,847,621
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.4%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                   6,738(b)              $67,987
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $67,986)                                                               $67,987
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                             68,383                 $68,383
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $68,383)                                                               $68,383
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,363,990)(c)                                                    $15,127,441
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $13,364,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $1,763,000
     Unrealized depreciation                                                            (--)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $1,763,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  55

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Retirement Plus 2040 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2010:

                                                                           FAIR VALUE AT OCT. 31, 2010
                                                        -----------------------------------------------------------------
                                                              LEVEL 1            LEVEL 2
                                                           QUOTED PRICES          OTHER          LEVEL 3
                                                             IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                             IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                             $15,127,441            $--             $--        $15,127,441
-------------------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
56  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Retirement Plus 2045 Fund
OCT. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (80.5%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (16.0%)
RiverSource Disciplined International Equity
 Fund                                                 323,766              $2,395,872
-------------------------------------------------------------------------------------

U.S. LARGE CAP (56.4%)
Columbia Large Core Quantitative Fund                 862,359               4,449,773
Columbia Large Growth Quantitative Fund               227,390               2,010,123
Columbia Large Value Quantitative Fund                229,917               1,958,891
                                                                      ---------------
Total                                                                       8,418,787
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (8.1%)
RiverSource Disciplined Small and Mid Cap
 Equity
 Fund                                                 147,020               1,207,031
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $10,512,465)                                                       $12,021,690
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (18.7%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (0.6%)
Columbia Emerging Markets Bond Fund                     7,505                 $87,729
-------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
Columbia Global Bond Fund                              19,190                 143,541
-------------------------------------------------------------------------------------

HIGH YIELD (3.0%)
Columbia High Yield Bond Fund                         159,950                 446,261
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.5%)
Columbia Inflation Protected Securities Fund            6,598                  71,459
-------------------------------------------------------------------------------------

INVESTMENT GRADE (13.6%)
Columbia Diversified Bond Fund                        401,324               2,046,754
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,668,023)                                                         $2,795,744
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
Columbia Absolute Return Currency and Income
 Fund                                                   6,662(b)              $67,224
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $67,250)                                                               $67,224
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                             67,282                 $67,282
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $67,282)                                                               $67,282
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,315,020)(c)                                                    $14,951,940
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $13,315,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $1,637,000
     Unrealized depreciation                                                            (--)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $1,637,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  57

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Retirement Plus 2045 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2010:

                                                                           FAIR VALUE AT OCT. 31, 2010
                                                        -----------------------------------------------------------------
                                                              LEVEL 1            LEVEL 2
                                                           QUOTED PRICES          OTHER          LEVEL 3
                                                             IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                             IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                             $14,951,940            $--             $--        $14,951,940
-------------------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
58  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                          COLUMBIA         COLUMBIA         COLUMBIA
                                                         RETIREMENT       RETIREMENT       RETIREMENT
                                                         PLUS 2010        PLUS 2015         PLUS 2020
OCT. 31, 2010 (UNAUDITED)                                   FUND             FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $7,780,235, $19,768,632 and
  $21,299,546)                                          $ 8,623,441      $22,251,024      $ 23,782,529
Cash                                                              2                2                 1
Receivable from Investment Manager                              162              192               175
Capital shares receivable                                        --          128,639             9,743
Dividends receivable from affiliated funds                    2,680            5,588             4,774
Receivable for affiliated investments sold                      600               --             3,460
------------------------------------------------------------------------------------------------------
Total assets                                              8,626,885       22,385,445        23,800,682
------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                          600              784             3,504
Payable for affiliated investments purchased                     --          127,740                --
Accrued distribution fees                                        22               36                42
Accrued transfer agency fees                                    282              781               835
Accrued administrative services fees                              5               12                13
Other accrued expenses                                       23,292           26,965            26,423
------------------------------------------------------------------------------------------------------
Total liabilities                                            24,201          156,318            30,817
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares             $ 8,602,684      $22,229,127      $ 23,769,865
------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value         $     9,941      $    25,485      $     28,768
Additional paid-in capital                               12,105,270       27,478,050        31,500,878
Undistributed net investment income                          16,061          548,856           343,089
Accumulated net realized gain (loss)                     (4,371,794)      (8,305,656)      (10,585,853)
Unrealized appreciation (depreciation) on
  affiliated investments                                    843,206        2,482,392         2,482,983
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                    $ 8,602,684      $22,229,127      $ 23,769,865
------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:   Class A         $2,974,107      $ 5,257,299      $ 5,800,258
                                               Class C         $   32,576      $   138,566      $    28,800
                                               Class R         $    4,049      $     4,042      $    81,448
                                               Class Z         $5,591,952      $16,829,220      $17,859,359
Outstanding shares of beneficial interest:     Class A            343,987          604,597          705,236
                                               Class C              3,770           15,945            3,505
                                               Class R                468              465            9,926
                                               Class Z            645,873        1,927,531        2,158,104
Net asset value per share:                     Class A(1)      $     8.65      $      8.70      $      8.22
                                               Class C         $     8.64      $      8.69      $      8.22
                                               Class R         $     8.65      $      8.69      $      8.21
                                               Class Z         $     8.66      $      8.73      $      8.28
-----------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund and Columbia Retirement Plus 2020 Fund is $9.18, $9.23 and $8.72, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  59

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                          COLUMBIA          COLUMBIA          COLUMBIA
                                                         RETIREMENT        RETIREMENT        RETIREMENT
                                                          PLUS 2025         PLUS 2030        PLUS 2035
OCT. 31, 2010 (UNAUDITED)                                   FUND              FUND              FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $26,269,262, $23,730,572 and
  $18,098,640)                                          $ 28,986,249      $ 27,007,413      $20,341,359
Cash                                                               1                13                1
Receivable from Investment Manager                               221               249              171
Capital shares receivable                                      1,362             1,470            1,638
Dividends receivable from affiliated funds                     4,255             4,013            3,042
Receivable for affiliated investments sold                     7,663             1,380           27,324
-------------------------------------------------------------------------------------------------------
Total assets                                              28,999,751        27,014,538       20,373,535
-------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                         8,577             2,500           28,548
Accrued distribution fees                                         41                21               18
Accrued transfer agency fees                                     934               922              698
Accrued administrative services fees                              16                15               11
Other accrued expenses                                        23,285            25,185           21,796
-------------------------------------------------------------------------------------------------------
Total liabilities                                             32,853            28,643           51,071
-------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares             $ 28,966,898      $ 26,985,895      $20,322,464
-------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value         $     35,085      $     32,710      $    24,867
Additional paid-in capital                                36,443,261        33,557,334       24,312,755
Undistributed net investment income                          695,164           537,484          384,262
Accumulated net realized gain (loss)                     (10,923,599)      (10,418,474)      (6,642,139)
Unrealized appreciation (depreciation) on affiliated
  investments                                              2,716,987         3,276,841        2,242,719
-------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                    $ 28,966,898      $ 26,985,895      $20,322,464
-------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:   Class A         $ 3,464,837      $ 2,980,894      $ 2,229,519
                                               Class C         $   644,450      $    28,799      $   114,052
                                               Class R         $    31,660      $    11,963      $     3,798
                                               Class Z         $24,825,951      $23,964,239      $17,975,095
Outstanding shares of beneficial interest:     Class A             422,279          362,513          274,055
                                               Class C              78,533            3,502           14,026
                                               Class R               3,872            1,457              467
                                               Class Z           3,003,808        2,903,487        2,198,163
Net asset value per share:                     Class A(1)      $      8.21      $      8.22      $      8.14
                                               Class C         $      8.21      $      8.22      $      8.13
                                               Class R         $      8.18      $      8.21      $      8.13
                                               Class Z         $      8.26      $      8.25      $      8.18
------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund and Columbia Retirement Plus 2035 Fund is $8.71, $8.72 and $8.64, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
60  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                      COLUMBIA         COLUMBIA
                                                                     RETIREMENT       RETIREMENT
                                                                     PLUS 2040        PLUS 2045
OCT. 31, 2010 (UNAUDITED)                                               FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $13,363,990 and $13,315,020)                     $15,127,441      $14,951,940
Receivable from Investment Manager                                          215              192
Capital shares receivable                                                 1,684            6,006
Dividends receivable from affiliated funds                                2,237            2,206
Receivable for affiliated investments sold                                5,712          107,267
------------------------------------------------------------------------------------------------
Total assets                                                         15,137,289       15,067,611
------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                    6,735          113,178
Accrued distribution fees                                                    12               13
Accrued transfer agency fees                                                449              425
Accrued administrative services fees                                          8                8
Other accrued expenses                                                   21,755           23,630
------------------------------------------------------------------------------------------------
Total liabilities                                                        28,959          137,254
------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $15,108,330      $14,930,357
------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    19,006      $    18,406
Additional paid-in capital                                           17,523,926       16,158,026
Undistributed net investment income                                      62,450          132,771
Accumulated net realized gain (loss)                                 (4,260,503)      (3,015,766)
Unrealized appreciation (depreciation) on affiliated investments      1,763,451        1,636,920
------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares   $15,108,330      $14,930,357
------------------------------------------------------------------------------------------------



Net assets
  applicable
  to
  outstanding
  shares:       Class A         $ 1,733,835      $ 1,502,840
                Class C         $     2,590      $    99,338
                Class R         $    12,790      $     4,534
                Class R4                N/A      $    13,386
                Class Z         $13,359,115      $13,310,259
Outstanding
  shares of
  beneficial
  interest:     Class A             219,293          185,995
                Class C                 328           12,301
                Class R               1,618              562
                Class R4                N/A            1,653
                Class Z           1,679,389        1,640,136
Net asset
  value per
  share:        Class A(1)      $      7.91      $      8.08
                Class C         $      7.90      $      8.08
                Class R         $      7.90      $      8.07
                Class R4                N/A      $      8.10
                Class Z         $      7.95      $      8.12
------------------------------------------------------------



(1) The maximum offering price per share for Class A for Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund is $8.39 and $8.57, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  61

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                            COLUMBIA        COLUMBIA         COLUMBIA
                                                           RETIREMENT      RETIREMENT       RETIREMENT
                                                            PLUS 2010       PLUS 2015       PLUS 2020
SIX MONTHS ENDED OCT. 31, 2010 (UNAUDITED)                    FUND            FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds     $  75,923       $ 163,816      $   136,648
------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                       3,636           6,074            6,691
  Class C                                                          10               4               13
  Class R                                                           9               9              196
  Class R3                                                          3               3                3
Transfer agency fees
  Class A                                                       1,740           2,928            3,109
  Class R                                                           1               1               26
  Class R3                                                          1               1               --
  Class R4                                                          1               1               --
  Class R5                                                          1               1               --
  Class Z                                                       1,441           4,313            4,559
Administrative services fees                                      804           2,079            2,220
Plan administrative services fees
  Class R                                                           4               3               66
  Class R3                                                          3               3                3
  Class R4                                                          3               3                3
  Class Z                                                       2,614           8,143            8,565
Custodian fees                                                  6,200           6,500            6,600
Printing and postage                                            2,440           2,640            2,550
Registration fees                                              41,091          41,579           41,090
Professional fees                                               7,010           7,010            7,010
Other                                                           1,276           1,156            1,275
------------------------------------------------------------------------------------------------------
Total expenses                                                 68,288          82,451           83,979
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                        (58,822)        (60,965)         (60,744)
------------------------------------------------------------------------------------------------------
Total net expenses                                              9,466          21,486           23,235
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                66,457         142,330          113,413
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                            235,504         550,053       (1,188,216)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                     (118,124)       (241,790)       1,533,902
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                117,380         308,263          345,686
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $ 183,837       $ 450,593      $   459,099
------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
62  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                            COLUMBIA         COLUMBIA         COLUMBIA
                                                           RETIREMENT       RETIREMENT       RETIREMENT
                                                           PLUS 2025        PLUS 2030        PLUS 2035
SIX MONTHS ENDED OCT. 31, 2010 (UNAUDITED)                    FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds   $   106,324      $   101,517      $    77,306
-------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                       3,827            3,638            2,354
  Class C                                                         281               13               40
  Class R                                                          66               28                9
  Class R3                                                          3                3                3
Transfer agency fees
  Class A                                                       2,465            2,299            1,720
  Class C                                                           4               --                1
  Class R                                                           8                3                1
  Class Z                                                       5,987            5,799            4,506
Administrative services fees                                    2,564            2,464            1,869
Plan administrative services fees
  Class R                                                          21                9                3
  Class R3                                                          3                3                3
  Class R4                                                          3                3                3
  Class Z                                                      11,362           11,043            8,545
Custodian fees                                                  7,200            6,700            6,600
Printing and postage                                            2,316            1,980            1,824
Registration fees                                              44,304           41,935           41,911
Professional fees                                               7,010            7,010            7,010
Other                                                             957              990            1,363
-------------------------------------------------------------------------------------------------------
Total expenses                                                 88,381           83,920           77,765
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                        (64,685)         (61,342)         (60,983)
-------------------------------------------------------------------------------------------------------
Total net expenses                                             23,696           22,578           16,782
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                82,628           78,939           60,524
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                         (2,533,162)      (1,287,191)      (1,528,469)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                    3,089,948        1,787,727        1,944,539
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                556,786          500,536          416,070
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              $   639,414      $   579,475      $   476,594
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  63

STATEMENTS OF OPERATIONS (continued) -------------------------------------------

                                                                       COLUMBIA        COLUMBIA
                                                                      RETIREMENT      RETIREMENT
                                                                       PLUS 2040       PLUS 2045
SIX MONTHS ENDED OCT. 31, 2010 (UNAUDITED)                               FUND            FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds               $   56,124       $ 54,690
------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                                  2,040          1,751
  Class C                                                                      2             36
  Class R                                                                     29             11
  Class R3                                                                     8              3
Transfer agency fees
  Class A                                                                  1,997          1,954
  Class C                                                                     --              1
  Class R                                                                      4              2
  Class R3                                                                     3             --
  Class R4                                                                    --              7
  Class Z                                                                  3,323          3,255
Administrative services fees                                               1,354          1,317
Plan administrative services fees
  Class R                                                                     10              4
  Class R3                                                                     8              3
  Class R4                                                                     3             15
  Class Z                                                                  6,005          5,866
Custodian fees                                                             6,700          6,900
Printing and postage                                                       3,004          2,940
Registration fees                                                         41,283         53,884
Professional fees                                                          7,010          7,010
Other                                                                      1,274          1,086
------------------------------------------------------------------------------------------------
Total expenses                                                            74,057         86,045
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                           (61,482)       (74,122)
------------------------------------------------------------------------------------------------
Total net expenses                                                        12,575         11,923
------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           43,549         42,767
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated funds        (757,734)       159,787
Net change in unrealized appreciation (depreciation) on affiliated
  investments                                                          1,048,798        186,431
------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           291,064        346,218
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $  334,613       $388,985
------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
64  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------

                                                      COLUMBIA                                  COLUMBIA
                                              RETIREMENT PLUS 2010 FUND                 RETIREMENT PLUS 2015 FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2010       APRIL 30, 2010        OCT. 31, 2010       APRIL 30, 2010
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   66,457           $   232,896          $   142,330          $   603,796
Net realized gain (loss) on affiliated
  investments                                 235,504              (638,732)             550,053           (3,591,941)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                (118,124)            2,420,510             (241,790)           8,243,231
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   183,837             2,014,674              450,593            5,255,086
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                   (21,655)             (113,422)                  --             (156,210)
    Class R                                       (21)                 (120)                  --                 (112)
    Class R3                                      (12)                 (129)                  --                 (121)
    Class R4                                      (14)                 (138)                  --                 (129)
    Class R5                                      (17)                 (147)                  --                 (137)
    Class Z                                   (41,946)             (191,706)                  --             (533,287)
----------------------------------------------------------------------------------------------------------------------
Total distributions                           (63,665)             (305,662)                  --             (689,996)
----------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                              309,961               438,783              316,549              831,129
  Class C shares                               32,302                   N/A              138,490                  N/A
  Class Z shares                              940,260             1,075,977            1,315,853            1,929,585
Reinvestment of distributions at net
  asset value
  Class A shares                               21,276               106,335                   --              155,879
  Class Z shares                               41,946               191,706                   --              533,287
Payments for redemptions
  Class A shares                             (401,162)           (1,305,543)            (250,578)          (1,919,434)
  Class R3 shares                              (4,915)                   --               (4,965)                  --
  Class R4 shares                              (4,915)                   --               (4,965)                  --
  Class R5 shares                              (4,915)                   --               (4,965)                  --
  Class Z shares                             (716,394)           (1,759,657)          (1,413,138)          (2,274,767)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          213,444            (1,252,399)              92,281             (744,321)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                      333,616               456,613              542,874            3,820,769
Net assets at beginning of period           8,269,068             7,812,455           21,686,253           17,865,484
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $8,602,684           $ 8,269,068          $22,229,127          $21,686,253
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   16,061           $    13,269          $   548,856          $   406,526
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  65

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                      COLUMBIA                                  COLUMBIA
                                              RETIREMENT PLUS 2020 FUND                 RETIREMENT PLUS 2025 FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2010       APRIL 30, 2010        OCT. 31, 2010       APRIL 30, 2010
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   113,413          $   620,043          $    82,628          $   686,346
Net realized gain (loss) on affiliated
  investments                               (1,188,216)          (2,791,318)          (2,533,162)          (2,651,387)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                1,533,902            7,944,024            3,089,948            8,698,167
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    459,099            5,772,749              639,414            6,733,126
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                         --             (141,887)                  --              (74,214)
    Class R                                         --                 (971)                  --                 (515)
    Class R3                                        --                 (104)                  --                  (93)
    Class R4                                        --                 (111)                  --                 (101)
    Class R5                                        --                 (118)                  --                 (108)
    Class Z                                         --             (556,805)                  --             (644,962)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --             (699,996)                  --             (719,993)
----------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                               246,680            1,326,883              512,381            1,037,830
  Class C shares                                28,710                  N/A              639,515                  N/A
  Class R shares                                 6,355               61,977                7,671                2,260
  Class Z shares                             1,613,995            2,844,759            2,831,468            3,184,860
Reinvestment of distributions at net
  asset value
  Class A shares                                    --              138,172                   --               72,449
  Class R shares                                    --                  862                   --                  425
  Class Z shares                                    --              556,805                   --              644,962
Payments for redemptions
  Class A shares                              (221,450)            (597,350)            (381,410)            (760,080)
  Class R shares                                (5,018)                 (36)                 (36)                 (72)
  Class R3 shares                               (4,892)                  --               (4,956)                  --
  Class R4 shares                               (4,892)                  --               (4,956)                  --
  Class R5 shares                               (4,892)                  --               (4,956)                  --
  Class Z shares                            (1,898,163)          (4,425,415)          (1,743,350)          (4,495,545)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          (243,567)             (93,343)           1,851,371             (312,911)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                       215,532            4,979,410            2,490,785            5,700,222
Net assets at beginning of period           23,554,333           18,574,923           26,476,113           20,775,891
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $23,769,865          $23,554,333          $28,966,898          $26,476,113
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   343,089          $   229,676          $   695,164          $   612,536
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
66  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




                                                      COLUMBIA                                  COLUMBIA
                                              RETIREMENT PLUS 2030 FUND                 RETIREMENT PLUS 2035 FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2010       APRIL 30, 2010        OCT. 31, 2010       APRIL 30, 2010
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $    78,939          $   689,449          $    60,524          $   486,882
Net realized gain (loss) on affiliated
  investments                               (1,287,191)          (4,056,373)          (1,528,469)          (1,971,191)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                1,787,727           10,327,432            1,944,539            6,227,049
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    579,475            6,960,508              476,594            4,742,740
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                         --              (95,877)                  --              (50,411)
    Class R                                         --                 (235)                  --                  (94)
    Class R3                                        --                 (268)                  --                 (102)
    Class R4                                        --                 (112)                  --                 (109)
    Class R5                                        --                 (119)                  --                 (116)
    Class Z                                         --             (683,377)                  --             (499,172)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --             (779,988)                  --             (550,004)
----------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                               211,744              465,474              305,157              430,939
  Class C shares                                28,687                  N/A              113,851                  N/A
  Class R shares                                    --                2,396                   --                   --
  Class R3 shares                                   --                5,002                   --                   --
  Class Z shares                             3,249,888            4,745,328            2,948,614            3,410,550
Reinvestment of distributions at net
  asset value
  Class A shares                                    --               93,286                   --               49,546
  Class R shares                                    --                  138                   --                   --
  Class R3 shares                                   --                  157                   --                   --
  Class Z shares                                    --              683,377                   --              499,172
Payments for redemptions
  Class A shares                              (406,571)          (3,302,910)             (73,154)            (205,832)
  Class R3 shares                               (6,038)              (5,407)              (4,978)                  --
  Class R4 shares                               (4,929)                  --               (4,978)                  --
  Class R5 shares                               (4,929)                  --               (4,978)                  --
  Class Z shares                            (2,192,355)          (6,130,632)          (2,710,104)          (3,504,907)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           875,497           (3,443,791)             569,430              679,468
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     1,454,972            2,736,729            1,046,024            4,872,204
Net assets at beginning of period           25,530,923           22,794,194           19,276,440           14,404,236
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $26,985,895          $25,530,923          $20,322,464          $19,276,440
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   537,484          $   458,545          $   384,262          $   323,738
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  67

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                      COLUMBIA                                  COLUMBIA
                                              RETIREMENT PLUS 2040 FUND                 RETIREMENT PLUS 2045 FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2010       APRIL 30, 2010        OCT. 31, 2010       APRIL 30, 2010
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $    43,549          $   338,534          $    42,767          $   317,394
Net realized gain (loss) on affiliated
  investments                                 (757,734)          (1,394,854)             159,787           (1,316,345)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                1,048,798            4,345,788              186,431            4,076,908
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    334,613            3,289,468              388,985            3,077,957
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                         --              (43,088)                  --              (38,850)
    Class R                                         --                 (267)                  --                  (90)
    Class R3                                        --                 (850)                  --                  (98)
    Class R4                                        --                 (100)                  --                 (106)
    Class R5                                        --                 (107)                  --                 (113)
    Class Z                                         --             (327,590)                  --             (320,747)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --             (372,002)                  --             (360,004)
----------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                               178,120              396,877              138,683              375,744
  Class C shares                                 2,500                  N/A               99,117                  N/A
  Class R shares                                 1,311                  240                   --                  689
  Class R3 shares                                   --                8,779                   --                   --
  Class R4 shares                                   --                   --                   --                9,675
  Class Z shares                             2,392,778            3,086,473            3,131,927            4,587,795
Reinvestment of distributions at net
  asset value
  Class A shares                                    --               42,378                   --               38,014
  Class R shares                                    --                  179                   --                   --
  Class R3 shares                                   --                  753                   --                   --
  Class Z shares                                    --              327,590                   --              320,747
Payments for redemptions
  Class A shares                              (214,711)            (321,095)            (135,893)            (453,143)
  Class R shares                                   (18)                 (36)                  --                   --
  Class R3 shares                              (30,029)                  --               (4,985)                  --
  Class R4 shares                               (4,772)                  --                   --                   --
  Class R5 shares                               (4,772)                  --               (4,985)                  --
  Class Z shares                            (1,554,852)          (2,266,620)          (1,793,998)          (3,500,568)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           765,555            1,275,518            1,429,866            1,378,953
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     1,100,168            4,192,984            1,818,851            4,096,906
Net assets at beginning of period           14,008,162            9,815,178           13,111,506            9,014,600
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $15,108,330          $14,008,162          $14,930,357          $13,111,506
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $    62,450          $    18,901          $   132,771          $    90,004
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
68  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Columbia Retirement Plus 2010 Fund

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS A                                              OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.53            $6.92        $9.51      $10.91        $9.64
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .22          .20         .22          .20
Net gains (losses) (both realized and
 unrealized)                                               .12             1.68        (2.62)       (.55)        1.44
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .18             1.90        (2.42)       (.33)        1.64
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)            (.29)        (.17)       (.33)        (.32)
Distributions from realized gains                           --               --           --        (.56)        (.05)
Tax return of capital                                       --               --           --        (.18)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)            (.29)        (.17)      (1.07)        (.37)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.65            $8.53        $6.92       $9.51       $10.91
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.15%           27.74%      (25.49%)     (3.29%)      17.27%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.81%(c)         1.24%         .89%        .84%        1.37%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .37%(c)          .38%         .36%        .37%         .48%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.52%(c)         2.74%        2.59%       2.20%        2.04%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $3           $3          $4           $1
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    36%              53%          55%         92%          80%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS C                                            OCT. 31, 2010(e)
PER SHARE DATA                                        (Unaudited)
Net asset value, beginning of period                     $8.43
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01
Net gains (losses) (both realized and
 unrealized)                                               .20
-------------------------------------------------------------------
Total from investment operations                           .21
-------------------------------------------------------------------
Net asset value, end of period                           $8.64
-------------------------------------------------------------------
TOTAL RETURN                                             2.49%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                   12.73%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.03%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.44%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    36%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  69

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(f)
Net asset value, beginning of period                     $8.53            $6.92        $9.52      $10.90       $10.68
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .18          .18         .22          .18
Net gains (losses) (both realized and
 unrealized)                                               .11             1.69        (2.62)       (.56)         .39
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .16             1.87        (2.44)       (.34)         .57
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.26)        (.16)       (.30)        (.30)
Distributions from realized gains                           --               --           --        (.56)        (.05)
Tax return of capital                                       --               --           --        (.18)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.26)        (.16)      (1.04)        (.35)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.65            $8.53        $6.92       $9.52       $10.90
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.96%           27.25%      (25.70%)     (3.35%)       5.55%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.17%(c)         1.69%        1.31%       1.18%        1.64%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .75%(c)          .78%         .58%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.13%(c)         2.30%        2.32%       2.09%        3.06%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    36%              53%          55%         92%          80%
---------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS Z*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.54            $6.93        $9.52      $10.91        $9.64
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .23          .22         .23          .23
Net gains (losses) (both realized and
 unrealized)                                               .12             1.68        (2.63)       (.54)        1.43
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .19             1.91        (2.41)       (.31)        1.66
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.30)        (.18)       (.34)        (.34)
Distributions from realized gains                           --               --           --        (.56)        (.05)
Tax return of capital                                       --               --           --        (.18)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.30)        (.18)      (1.08)        (.39)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.66            $8.54        $6.93       $9.52       $10.91
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.24%           27.94%      (25.35%)     (3.11%)      17.49%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.63%(c)         1.08%         .72%        .58%        1.08%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .16%(c)          .18%         .18%        .22%         .21%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.73%(c)         2.89%        2.72%       2.21%        2.45%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $5           $5         $12          $17
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    36%              53%          55%         92%          80%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
70  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.
(a) For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
(f) For the period from Dec. 11, 2006 (when shares became available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  71

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Columbia Retirement Plus 2015 Fund

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS A                                              OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.53            $6.79        $9.71      $11.03        $9.60
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .22          .18         .18          .21
Net gains (losses) (both realized and
 unrealized)                                               .12             1.78        (3.06)       (.59)        1.57
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17             2.00        (2.88)       (.41)        1.78
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.26)        (.04)       (.29)        (.30)
Distributions from realized gains                           --               --           --        (.53)        (.05)
Tax return of capital                                       --               --           --        (.09)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.26)        (.04)       (.91)        (.35)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.70            $8.53        $6.79       $9.71       $11.03
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.99%           29.76%      (29.67%)     (3.93%)      18.79%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .96%(c)          .76%         .67%        .63%        1.69%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .37%(c)          .38%         .36%        .38%         .45%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.20%(c)         2.83%        2.35%       1.76%        1.85%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5               $5           $5          $6           $2
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%             126%          53%         47%          48%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS C                                            OCT. 31, 2010(e)
PER SHARE DATA                                        (Unaudited)
Net asset value, beginning of period                     $8.45
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)
Net gains (losses) (both realized and
 unrealized)                                               .24
-------------------------------------------------------------------
Total from investment operations                           .24
-------------------------------------------------------------------
Net asset value, end of period                           $8.69
-------------------------------------------------------------------
TOTAL RETURN                                             2.84%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    4.20%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.05%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.13%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    28%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
72  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(g)
Net asset value, beginning of period                     $8.54            $6.80        $9.72      $11.02       $10.75
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .19          .16         .18          .21
Net gains (losses) (both realized and
 unrealized)                                               .12             1.79        (3.06)       (.61)         .42
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             1.98        (2.90)       (.43)         .63
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.24)        (.02)       (.25)        (.31)
Distributions from realized gains                           --               --           --        (.53)        (.05)
Tax return of capital                                       --               --           --        (.09)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.24)        (.02)       (.87)        (.36)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.69            $8.54        $6.80       $9.72       $11.02
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.76%           29.34%      (29.80%)     (4.14%)       6.05%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.33%(c)         1.18%        1.08%       1.04%        1.34%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .75%(c)          .78%         .58%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .82%(c)         2.47%        2.07%       1.67%        2.57%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%             126%          53%         47%          48%
---------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS Z*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.56            $6.81        $9.73      $11.05        $9.60
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .24          .19         .19          .23
Net gains (losses) (both realized and
 unrealized)                                               .11             1.79        (3.06)       (.59)        1.58
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17             2.03        (2.87)       (.40)        1.81
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.28)        (.05)       (.30)        (.31)
Distributions from realized gains                           --               --           --        (.53)        (.05)
Tax return of capital                                       --               --           --        (.09)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.28)        (.05)       (.92)        (.36)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.73            $8.56        $6.81       $9.73       $11.05
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.99%           30.12%      (29.53%)     (3.86%)      19.08%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .74%(c)          .58%         .49%        .45%        1.01%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .16%(c)          .18%         .18%        .22%         .21%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.42%(c)         3.03%        2.44%       1.80%        2.01%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $17              $17          $13         $23          $24
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%             126%          53%         47%          48%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.
(a) For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
(f) Rounds to less than $0.01 per share.
(g) For the period from Dec. 11, 2006 (when shares became available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
74  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Columbia Retirement Plus 2020 Fund

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS A                                              OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.06            $6.33        $9.61      $11.07        $9.57
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .20          .17         .14          .20
Net gains (losses) (both realized and
 unrealized)                                               .13             1.76        (3.35)       (.61)        1.67
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .16             1.96        (3.18)       (.47)        1.87
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.23)        (.10)       (.26)        (.31)
Distributions from realized gains                           --               --           --        (.52)        (.06)
Tax return of capital                                       --               --           --        (.21)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.23)        (.10)       (.99)        (.37)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.22            $8.06        $6.33       $9.61       $11.07
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.98%           31.19%      (33.08%)     (4.58%)      19.76%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .92%(c)          .75%         .70%        .57%        1.04%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .37%(c)          .39%         .39%        .41%         .49%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .87%(c)         2.63%        2.45%       1.33%        1.13%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $6           $4          $3           $2
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%              53%          52%         50%          40%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS C                                            OCT. 31, 2010(e)
PER SHARE DATA                                        (Unaudited)
Net asset value, beginning of period                     $7.96
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)
Net gains (losses) (both realized and
 unrealized)                                               .26
-------------------------------------------------------------------
Total from investment operations                           .26
-------------------------------------------------------------------
Net asset value, end of period                           $8.22
-------------------------------------------------------------------
TOTAL RETURN                                             3.27%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    3.88%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.02%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .44%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    27%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  75

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(g)
Net asset value, beginning of period                     $8.06            $6.35        $9.64      $11.07       $10.77
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .13          .14         .13          .19
Net gains (losses) (both realized and
 unrealized)                                               .13             1.81        (3.34)       (.61)         .48
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             1.94        (3.20)       (.48)         .67
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.23)        (.09)       (.22)        (.31)
Distributions from realized gains                           --               --           --        (.52)        (.06)
Tax return of capital                                       --               --           --        (.21)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.23)        (.09)       (.95)        (.37)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.21            $8.06        $6.35       $9.64       $11.07
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.86%           30.83%      (33.25%)     (4.65%)       6.47%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.27%(c)         1.24%        1.03%        .98%        1.23%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .74%(c)          .78%         .59%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .50%(c)         1.71%        1.88%       1.26%        2.33%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%              53%          52%         50%          40%
---------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS Z*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.11            $6.36        $9.65      $11.09        $9.57
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .22          .18         .15          .21
Net gains (losses) (both realized and
 unrealized)                                               .13             1.77        (3.36)       (.59)        1.68
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17             1.99        (3.18)       (.44)        1.89
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.24)        (.11)       (.27)        (.31)
Distributions from realized gains                           --               --           --        (.52)        (.06)
Tax return of capital                                       --               --           --        (.21)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.24)        (.11)      (1.00)        (.37)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.28            $8.11        $6.36       $9.65       $11.09
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.10%           31.58%      (32.98%)     (4.28%)      20.03%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .70%(c)          .55%         .47%        .38%         .75%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .16%(c)          .18%         .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.07%(c)         2.91%        2.37%       1.39%        1.62%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $18              $18          $15         $29          $37
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%              53%          52%         50%          40%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
76  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.
(a) For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
(f) Rounds to less than $0.01 per share.
(g) For the period from Dec. 11, 2006 (when shares became available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  77

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Columbia Retirement Plus 2025 Fund

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS A                                              OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.06            $6.26        $9.65      $11.08        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .19          .15         .10          .22
Net gains (losses) (both realized and
 unrealized)                                               .13             1.82        (3.54)       (.62)        1.63
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             2.01        (3.39)       (.52)        1.85
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.21)          --        (.23)        (.32)
Distributions from realized gains                           --               --           --        (.58)        (.01)
Tax return of capital                                       --               --           --        (.10)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.21)          --        (.91)        (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.21            $8.06        $6.26       $9.65       $11.08
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.86%           32.26%      (35.13%)     (4.93%)      19.53%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .91%(c)          .78%         .74%        .61%        1.39%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)          .39%         .39%        .42%         .48%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .44%(c)         2.60%        2.10%       1.00%        1.42%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $3           $2          $3           $2
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              52%          47%         41%          37%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS C                                            OCT. 31, 2010(e)
PER SHARE DATA                                        (Unaudited)
Net asset value, beginning of period                     $7.92
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)
Net gains (losses) (both realized and
 unrealized)                                               .29
-------------------------------------------------------------------
Total from investment operations                           .29
-------------------------------------------------------------------
Net asset value, end of period                           $8.21
-------------------------------------------------------------------
TOTAL RETURN                                             3.66%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    3.20%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .97%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .03%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1
-------------------------------------------------------------------
Portfolio turnover rate                                    22%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
78  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(g)
Net asset value, beginning of period                     $8.04            $6.27        $9.68      $11.09       $10.74
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)           .16          .11         .11          .21
Net gains (losses) (both realized and
 unrealized)                                               .14             1.80        (3.52)       (.64)         .47
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .14             1.96        (3.41)       (.53)         .68
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.19)          --        (.20)        (.32)
Distributions from realized gains                           --               --           --        (.58)        (.01)
Tax return of capital                                       --               --           --        (.10)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.19)          --        (.88)        (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.18            $8.04        $6.27       $9.68       $11.09
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.74%           31.50%      (35.23%)     (5.03%)       6.52%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.24%(c)         1.11%         .91%        .97%        1.27%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .73%(c)          .78%         .60%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .11%(c)         2.21%        1.56%       1.02%        2.22%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              52%          47%         41%          37%
---------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS Z*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.11            $6.30        $9.68      $11.11        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .21          .16         .12          .23
Net gains (losses) (both realized and
 unrealized)                                               .12             1.82        (3.54)       (.62)        1.65
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             2.03        (3.38)       (.50)        1.88
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.22)          --        (.25)        (.32)
Distributions from realized gains                           --               --           --        (.58)        (.01)
Tax return of capital                                       --               --           --        (.10)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.22)          --        (.93)        (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.26            $8.11        $6.30       $9.68       $11.11
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.85%           32.45%      (34.92%)     (4.77%)      19.87%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .65%(c)          .51%         .45%        .40%         .89%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .15%(c)          .18%         .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .68%(c)         2.83%        2.15%       1.11%        1.50%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $25              $23          $18         $32          $37
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              52%          47%         41%          37%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  79

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.
(a) For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
(f) Rounds to less than $0.01 per share.
(g) For the period from Dec. 11, 2006 (when shares became available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
80  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Columbia Retirement Plus 2030 Fund

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS A                                              OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.08            $6.29        $9.71      $11.13        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .18          .12         .13          .20
Net gains (losses) (both realized and
 unrealized)                                               .12             1.83        (3.53)       (.65)        1.71
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .14             2.01        (3.41)       (.52)        1.91
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.22)        (.01)       (.24)        (.32)
Distributions from realized gains                           --               --           --        (.51)        (.02)
Tax return of capital                                       --               --           --        (.15)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.22)        (.01)       (.90)        (.34)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.22            $8.08        $6.29       $9.71       $11.13
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.73%           32.17%      (35.09%)     (4.91%)      20.16%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .89%(c)          .67%         .69%        .59%        1.37%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)          .39%         .39%        .42%         .49%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .43%(c)         2.50%        1.72%       1.23%        1.47%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $3           $5          $3           $1
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    26%              57%          47%         50%          32%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS C                                            OCT. 31, 2010(e)
PER SHARE DATA                                        (Unaudited)
Net asset value, beginning of period                     $7.94
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.00)(f)
Net gains (losses) (both realized and
 unrealized)                                               .28
-------------------------------------------------------------------
Total from investment operations                           .28
-------------------------------------------------------------------
Net asset value, end of period                           $8.22
-------------------------------------------------------------------
TOTAL RETURN                                             3.53%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    3.48%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .98%(c)
-------------------------------------------------------------------
Net investment income (loss)                             (.06%)(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    26%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  81

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(g)
Net asset value, beginning of period                     $8.08            $6.30        $9.73      $11.12       $10.78
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)           .15          .11         .11          .19
Net gains (losses) (both realized and
 unrealized)                                               .13             1.84        (3.54)       (.64)         .49
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .13             1.99        (3.43)       (.53)         .68
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.21)        (.00)(g)    (.20)        (.32)
Distributions from realized gains                           --               --           --        (.51)        (.02)
Tax return of capital                                       --               --           --        (.15)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.21)        (.00)(g)    (.86)        (.34)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.21            $8.08        $6.30       $9.73       $11.12
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.61%           31.79%      (35.23%)     (5.01%)       6.51%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.24%(c)         1.10%        1.09%       1.00%        1.34%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .73%(c)          .78%         .61%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .09%(c)         2.06%        1.51%       1.02%        2.23%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    26%              57%          47%         50%          32%
---------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS Z*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.10            $6.31        $9.74      $11.15        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .21          .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                               .12             1.83        (3.56)       (.62)        1.72
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             2.04        (3.40)       (.50)        1.93
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.25)        (.03)       (.25)        (.32)
Distributions from realized gains                           --               --           --        (.51)        (.02)
Tax return of capital                                       --               --           --        (.15)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.25)        (.03)       (.91)        (.34)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.25            $8.10        $6.31       $9.74       $11.15
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.85%           32.51%      (34.96%)     (4.73%)      20.41%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .65%(c)          .49%         .48%        .39%         .86%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .16%(c)          .18%         .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .67%(c)         2.82%        2.20%       1.15%        1.52%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $24              $22          $18         $29          $35
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    26%              57%          47%         50%          32%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
82  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.
(a) For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
(f) Rounds to less than $0.01 per share.
(g) For the period from Dec. 11, 2006 (when shares become available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  83

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Columbia Retirement Plus 2035 Fund

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS A                                              OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $7.99            $6.22        $9.61      $11.06        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .19          .16         .11          .19
Net gains (losses) (both realized and
 unrealized)                                               .13             1.81        (3.54)       (.62)        1.63
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             2.00        (3.38)       (.51)        1.82
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.23)        (.01)       (.24)        (.31)
Distributions from realized gains                           --               --           --        (.65)        (.01)
Tax return of capital                                       --               --           --        (.05)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.23)        (.01)       (.94)        (.32)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.14            $7.99        $6.22       $9.61       $11.06
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.88%           32.30%      (35.21%)     (4.93%)      19.27%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.09%(c)          .91%         .88%        .78%        2.95%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)          .39%         .39%        .43%         .49%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .44%(c)         2.54%        2.21%       1.07%        1.01%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $2           $1          $2           $1
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%              54%          48%         44%          38%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS C                                            OCT. 31, 2010(e)
PER SHARE DATA                                        (Unaudited)
Net asset value, beginning of period                     $7.85
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)
Net gains (losses) (both realized and
 unrealized)                                               .28
-------------------------------------------------------------------
Total from investment operations                           .28
-------------------------------------------------------------------
Net asset value, end of period                           $8.13
-------------------------------------------------------------------
TOTAL RETURN                                             3.57%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    5.35%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .95%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .01%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    30%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
84  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(g)
Net asset value, beginning of period                     $8.00            $6.23        $9.63      $11.06       $10.71
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)           .16          .13         .11          .19
Net gains (losses) (both realized and
 unrealized)                                               .13             1.81        (3.53)       (.64)         .49
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .13             1.97        (3.40)       (.53)         .68
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.20)          --        (.20)        (.32)
Distributions from realized gains                           --               --           --        (.65)        (.01)
Tax return of capital                                       --               --           --        (.05)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.20)          --        (.90)        (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.13            $8.00        $6.23       $9.63       $11.06
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.63%           31.81%      (35.31%)     (5.05%)       6.56%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.34%(c)         1.16%        1.16%       1.11%        1.62%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .71%(c)          .77%         .57%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .12%(c)         2.25%        1.84%       1.03%        2.23%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%              54%          48%         44%          38%
---------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS Z*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $8.02            $6.24        $9.64      $11.08        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .21          .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                               .13             1.81        (3.54)       (.61)        1.64
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .16             2.02        (3.38)       (.49)        1.85
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.24)        (.02)       (.25)        (.32)
Distributions from realized gains                           --               --           --        (.65)        (.01)
Tax return of capital                                       --               --           --        (.05)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.24)        (.02)       (.95)        (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.18            $8.02        $6.24       $9.64       $11.08
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.99%           32.57%      (35.09%)     (4.69%)      19.58%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .80%(c)          .62%         .58%        .52%        1.21%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .16%(c)          .18%         .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .67%(c)         2.83%        2.20%       1.11%        1.55%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $18              $17          $13         $20          $20
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%              54%          48%         44%          38%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  85

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.
(a) For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
(f) Rounds to less than $0.01 per share.
(g) For the period from Dec. 11, 2006 (when shares became available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
86  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Columbia Retirement Plus 2040 Fund

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS A                                              OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $7.77            $6.04        $9.51      $11.11        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .18          .15         .10          .15
Net gains (losses) (both realized and
 unrealized)                                               .12             1.76        (3.47)       (.62)        1.74
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .14             1.94        (3.32)       (.52)        1.89
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.21)        (.15)       (.25)        (.31)
Distributions from realized gains                           --               --           --        (.55)        (.03)
Tax return of capital                                       --               --           --        (.28)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.21)        (.15)      (1.08)        (.34)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.91            $7.77        $6.04       $9.51       $11.11
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.80%           32.26%      (34.95%)     (5.01%)      19.99%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.37%(c)         1.17%        1.23%        .93%        1.53%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)          .39%         .39%        .43%         .49%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .44%(c)         2.58%        2.08%        .99%        1.10%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $2           $1          $1          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%              55%          50%         52%          33%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS C                                            OCT. 31, 2010(e)
PER SHARE DATA                                        (Unaudited)
Net asset value, beginning of period                     $7.63
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.00)(f)
Net gains (losses) (both realized and
 unrealized)                                               .27
-------------------------------------------------------------------
Total from investment operations                           .27
-------------------------------------------------------------------
Net asset value, end of period                           $7.90
-------------------------------------------------------------------
TOTAL RETURN                                             3.54%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    3.87%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .91%(c)
-------------------------------------------------------------------
Net investment income (loss)                             (.01%)(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    28%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  87

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(g)
Net asset value, beginning of period                     $7.78            $6.06        $9.54      $11.10       $10.77
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)           .16          .12         .11          .14
Net gains (losses) (both realized and
 unrealized)                                               .12             1.75        (3.46)       (.63)         .54
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .12             1.91        (3.34)       (.52)         .68
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.19)        (.14)       (.21)        (.32)
Distributions from realized gains                           --               --           --        (.55)        (.03)
Tax return of capital                                       --               --           --        (.28)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.19)        (.14)      (1.04)        (.35)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.90            $7.78        $6.06       $9.54       $11.10
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.54%           31.69%      (35.07%)     (5.01%)       6.48%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.64%(c)         1.39%        1.38%       1.09%        1.24%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .74%(c)          .78%         .59%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .10%(c)         2.23%        1.71%       1.07%        2.24%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%              55%          50%         52%          33%
---------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS Z*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $7.80            $6.06        $9.55      $11.13        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .20          .16         .13          .16
Net gains (losses) (both realized and
 unrealized)                                               .13             1.76        (3.49)       (.62)        1.75
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             1.96        (3.33)       (.49)        1.91
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.22)        (.16)       (.26)        (.31)
Distributions from realized gains                           --               --           --        (.55)        (.03)
Tax return of capital                                       --               --           --        (.28)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.22)        (.16)      (1.09)        (.34)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.95            $7.80        $6.06       $9.55       $11.13
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.92%           32.56%      (34.93%)     (4.74%)      20.26%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.06%(c)          .79%         .80%        .46%         .79%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .16%(c)          .18%         .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .67%(c)         2.81%        2.18%       1.20%        1.53%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $13              $12           $9         $12          $26
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%              55%          50%         52%          33%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
88  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.
(a) For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
(f) Rounds to less than $0.01 per share.
(g) For the period from Dec. 11, 2006 (when shares became available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  89

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Columbia Retirement Plus 2045 Fund

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS A                                              OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $7.93            $6.17        $9.64      $11.10        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .19          .15         .12          .17
Net gains (losses) (both realized and
 unrealized)                                               .13             1.79        (3.55)       (.64)        1.69
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             1.98        (3.40)       (.52)        1.86
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.22)        (.07)       (.24)        (.31)
Distributions from realized gains                           --               --           --        (.67)        (.01)
Tax return of capital                                       --               --           --        (.03)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.22)        (.07)       (.94)        (.32)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.08            $7.93        $6.17       $9.64       $11.10
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.89%           32.24%      (35.26%)     (4.93%)      19.63%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.60%(c)         1.26%        1.41%       1.37%        4.82%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)          .39%         .39%        .43%         .49%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .44%(c)         2.62%        2.11%       1.20%        1.28%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $1           $1          $1          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%              64%          51%         50%          57%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS C                                            OCT. 31, 2010(e)
PER SHARE DATA                                        (Unaudited)
Net asset value, beginning of period                     $7.80
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)
Net gains (losses) (both realized and
 unrealized)                                               .28
-------------------------------------------------------------------
Total from investment operations                           .28
-------------------------------------------------------------------
Net asset value, end of period                           $8.08
-------------------------------------------------------------------
TOTAL RETURN                                             3.59%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    8.16%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .86%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .10%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    27%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
90  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(g)
Net asset value, beginning of period                     $7.94            $6.19        $9.66      $11.08       $10.73
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)           .16          .14         .12          .15
Net gains (losses) (both realized and
 unrealized)                                               .13             1.78        (3.55)       (.64)         .52
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .13             1.94        (3.41)       (.52)         .67
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.19)        (.06)       (.20)        (.31)
Distributions from realized gains                           --               --           --        (.67)        (.01)
Tax return of capital                                       --               --           --        (.03)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.19)        (.06)       (.90)        (.32)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.07            $7.94        $6.19       $9.66       $11.08
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.64%           31.57%      (35.32%)     (4.93%)       6.48%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.82%(c)         1.38%        1.52%       1.51%        2.74%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .75%(c)          .77%         .57%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .08%(c)         2.15%        1.85%       1.03%        2.19%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%              64%          51%         50%          57%
---------------------------------------------------------------------------------------------------------------------




                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS R4                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(g)
Net asset value, beginning of period                     $7.95            $6.19        $9.67      $11.10       $10.73
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .19          .17         .17          .18
Net gains (losses) (both realized and
 unrealized)                                               .13             1.80        (3.55)       (.64)         .52
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             1.99        (3.38)       (.47)         .70
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.23)        (.10)       (.26)        (.32)
Distributions from realized gains                           --               --           --        (.67)        (.01)
Tax return of capital                                       --               --           --        (.03)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.23)        (.10)       (.96)        (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.10            $7.95        $6.19       $9.67       $11.10
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.89%           32.31%      (34.94%)     (4.52%)       6.68%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.45%(c)         1.12%        1.02%       1.01%        2.23%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .28%(c)          .26%         .07%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .55%(c)         2.54%        2.35%       1.55%        2.69%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%              64%          51%         50%          57%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  91

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended April 30,
CLASS Z*                                             OCT. 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(a)
Net asset value, beginning of period                     $7.96            $6.19        $9.67      $11.12        $9.56
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .21          .16         .12          .19
Net gains (losses) (both realized and
 unrealized)                                               .13             1.79        (3.55)       (.61)        1.69
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .16             2.00        (3.39)       (.49)        1.88
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.23)        (.09)       (.26)        (.31)
Distributions from realized gains                           --               --           --        (.67)        (.01)
Tax return of capital                                       --               --           --        (.03)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.23)        (.09)       (.96)        (.32)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.12            $7.96        $6.19       $9.67       $11.12
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.01%           32.57%      (35.12%)     (4.72%)      19.93%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.27%(c)          .83%         .95%        .95%        3.01%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .16%(c)          .18%         .18%        .21%         .23%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .68%(c)         2.83%        2.23%       1.18%        1.59%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $13              $12           $8          $9           $6
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%              64%          51%         50%          57%
---------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
* Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.
(a) For the period from May 18, 2006 (when shares became available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
(f) Rounds to less than $0.01 per share.
(g) For the period from Dec. 11, 2006 (when shares became available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
92  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF OCT. 31, 2010)

1. ORGANIZATION

Each Fund is a series of RiverSource Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) (formerly known as RiverSource Investments, LLC) or an affiliate, acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund) (2010 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010. At Oct. 31, 2010, the Investment Manager owned 100% of Class R shares.

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund) (2015 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. At Oct. 31, 2010, the Investment Manager owned 100% of Class R shares.

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund) (2020 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020.

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund) (2025 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025.

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund) (2030 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030.

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund) (2035 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. At Oct. 31, 2010, the Investment Manager owned 100% of Class R shares.

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund) (2040 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040. At Oct. 31, 2010, the Investment Manager owned 100% of Class C shares.

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund) (2045 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045.

Each Fund offers Class A, Class C, Class R and Class Z shares. 2045 Fund also offers R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class C shares may be subject to a contingent deferred sales charge (CDSC) on shares redeemed within one year of purchase. Class C shares became effective Sept. 27, 2010.

- Class R shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

- Class R4 shares are not subject to sales charges, however, this class is closed to new investors effective Dec. 31, 2010.

- Class Z shares are offered without a front-end sales charge or CDSC to certain eligible investors. Effective Sept. 7, 2010, Class Y shares were renamed Class Z shares.

At Aug. 27, 2010, all Class R3 and Class R5 shares were liquidated. Class R4 shares were also liquidated on each fund, except on 2045 Fund. The shares in these classes had consisted solely of seed capital from the Investment Manager.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  93

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund and 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) is responsible for providing transfer agency services to the Funds.


--------------------------------------------------------------------------------
94  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A shares and annual asset-based service fees based on each Fund's average daily net assets attributable to Class R, Class R4 and Class Z shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from each Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Funds' shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the six months ended Oct. 31, 2010, the Funds' annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

FUND                                                      CLASS A  CLASS C  CLASS R  CLASS R4  CLASS Z
------------------------------------------------------------------------------------------------------
2010 Fund                                                   0.12%    0.03%    0.08%     N/A      0.06%
2015 Fund                                                   0.12%    0.04%    0.07%     N/A      0.05%
2020 Fund                                                   0.12%    0.02%    0.07%     N/A      0.05%
2025 Fund                                                   0.16%    0.01%    0.06%     N/A      0.05%
2030 Fund                                                   0.16%    0.02%    0.06%     N/A      0.05%
2035 Fund                                                   0.18%    0.02%    0.03%     N/A      0.05%
2040 Fund                                                   0.25%    0.05%    0.07%     N/A      0.06%
2045 Fund                                                   0.28%    0.02%    0.07%    0.11%     0.06%


PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, 2045 Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to Sept. 7, 2010, each Fund also paid an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R shares and 0.15% of each Fund's average daily net assets attributable to Class Z shares for such services.

DISTRIBUTION FEES
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for services) and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  95

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

SALES CHARGES
Front-end sales charges received by the Distributor for distributing each Fund's shares for the six months ended Oct. 31, 2010 were as follows:

FUND                                                                             CLASS A
----------------------------------------------------------------------------------------
2010 Fund                                                                         $1,516
2015 Fund                                                                          3,261
2020 Fund                                                                          6,285
2025 Fund                                                                          5,477
2030 Fund                                                                          4,887
2035 Fund                                                                          6,071
2040 Fund                                                                          6,296
2045 Fund                                                                          5,513


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Oct. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                      CLASS A  CLASS C  CLASS R  CLASS R4  CLASS Z
------------------------------------------------------------------------------------------------------
2010 Fund                                                   0.37%    1.03%    0.75%     N/A      0.16%
2015 Fund                                                   0.37     1.05     0.75      N/A      0.16
2020 Fund                                                   0.37     1.02     0.74      N/A      0.16
2025 Fund                                                   0.39     0.97     0.73      N/A      0.15
2030 Fund                                                   0.39     0.98     0.73      N/A      0.16
2035 Fund                                                   0.39     0.95     0.71      N/A      0.16
2040 Fund                                                   0.39     0.91     0.74      N/A      0.16
2045 Fund                                                   0.39     0.86     0.75     0.28      0.16


The waived/reimbursed fees and expenses for the transfer agency fees and other expenses at the class level were as follows:

FUND                                                    CLASS A  CLASS C  CLASS R3  CLASS R4  CLASS R5
------------------------------------------------------------------------------------------------------
2010 Fund                                                 $ --     $--       $ 1       $ 1       $ 1
2015 Fund                                                   --      --         1         1         1
2025 Fund                                                  323      12        --        --        --
2030 Fund                                                  262       1        --        --        --
2035 Fund                                                  402       2        --        --        --
2040 Fund                                                  855      --         1        --        --
2045 Fund                                                  973       6        --         5        --


The Investment Manager and its affiliates have contractually agreed to waive/reimburse all Fund level expenses unless terminated at the sole discretion of the Board, and the administration services fees and other Fund level expenses waived/reimbursed were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
2010 Fund                                                                       $58,819
2015 Fund                                                                        60,962
2020 Fund                                                                        60,744
2025 Fund                                                                        64,350
2030 Fund                                                                        61,079
2035 Fund                                                                        60,579
2040 Fund                                                                        60,626
2045 Fund                                                                        73,138




--------------------------------------------------------------------------------
96  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds) will not exceed the following percentage of each class' average daily net assets:

CLASS                                                                          PERCENTAGE
-----------------------------------------------------------------------------------------
Class A......................................................................     0.39%
Class C......................................................................     1.14
Class R......................................................................     0.78
Class R4*....................................................................     0.28
Class Z......................................................................     0.18


*   For 2045 Fund only.

4. SECURITIES TRANSACTIONS

For the six months ended Oct. 31, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund were as follows:

FUND                                                                    PURCHASES   PROCEEDS
---------------------------------------------------------------------------------------------
2010 Fund                                                              $3,108,031  $2,904,793
2015 Fund                                                               6,016,932   5,796,028
2020 Fund                                                               5,974,515   6,127,601
2025 Fund                                                               7,692,922   5,770,308
2030 Fund                                                               7,316,059   6,373,896
2035 Fund                                                               6,255,171   5,637,335
2040 Fund                                                               4,586,647   3,789,045
2045 Fund                                                               5,107,686   3,646,441


Realized gains and losses are determined on an identified cost basis.

5. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                                                               2010 FUND                         2015 FUND
                                                   --------------------------------  --------------------------------
                                                   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                     OCT. 31, 2010   APRIL 30, 2010    OCT. 31, 2010   APRIL 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                     37,704           55,864           37,933          105,003
Reinvested distributions                                  2,588           13,308               --           19,340
Redeemed                                                (48,497)        (164,224)         (30,986)        (239,424)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (8,205)         (95,052)           6,947         (115,081)
---------------------------------------------------------------------------------------------------------------------

CLASS C*
Sold                                                      3,770              N/A           15,945              N/A
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                   3,770              N/A           15,945              N/A
---------------------------------------------------------------------------------------------------------------------

CLASS R3
Redeemed                                                   (468)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (468)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------

CLASS R4
Redeemed                                                   (468)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (468)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------

CLASS R5
Redeemed                                                   (468)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (468)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  97

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                                               2010 FUND                         2015 FUND
                                                   --------------------------------  --------------------------------
                                                   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                     OCT. 31, 2010   APRIL 30, 2010    OCT. 31, 2010   APRIL 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS Z**
Sold                                                    114,043          136,455          161,916          244,308
Reinvested distributions                                  5,105           23,942               --           66,001
Redeemed                                                (87,649)        (224,632)        (171,420)        (283,630)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  31,499          (64,235)          (9,504)          26,679
---------------------------------------------------------------------------------------------------------------------



                                                               2020 FUND                         2025 FUND
                                                   --------------------------------  --------------------------------
                                                   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                     OCT. 31, 2010   APRIL 30, 2010    OCT. 31, 2010   APRIL 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                     31,690          175,997           65,254          137,710
Reinvested distributions                                     --           18,133               --            9,520
Redeemed                                                (29,202)         (81,137)         (50,365)        (101,100)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                   2,488          112,993           14,889           46,130
---------------------------------------------------------------------------------------------------------------------
CLASS C*
Sold                                                      3,505              N/A           78,533              N/A
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                   3,505              N/A           78,533              N/A
---------------------------------------------------------------------------------------------------------------------

CLASS R**
Sold                                                        842            8,172            1,054              305
Reinvested distributions                                     --              113               --               56
Redeemed                                                   (612)              (5)              (5)             (10)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                     230            8,280            1,049              351
---------------------------------------------------------------------------------------------------------------------

CLASS R3
Redeemed                                                   (464)              --             (466)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (464)              --             (466)              --
---------------------------------------------------------------------------------------------------------------------

CLASS R4
Redeemed                                                   (464)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (464)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------

CLASS R5
Redeemed                                                   (464)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (464)              --             (465)              --
---------------------------------------------------------------------------------------------------------------------

CLASS Z**
Sold                                                    210,839          384,523          376,426          429,799
Reinvested distributions                                     --           72,785               --           84,309
Redeemed                                               (248,161)        (593,812)        (229,429)        (593,596)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (37,322)        (136,504)         146,997          (79,488)
---------------------------------------------------------------------------------------------------------------------



                                                               2030 FUND                         2035 FUND
                                                   --------------------------------  --------------------------------
                                                   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                     OCT. 31, 2010   APRIL 30, 2010    OCT. 31, 2010   APRIL 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                     26,767           62,510           38,814           57,574
Reinvested distributions                                     --           12,226               --            6,562
Redeemed                                                (51,541)        (440,243)          (9,615)         (27,583)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (24,774)        (365,507)          29,199           36,553
---------------------------------------------------------------------------------------------------------------------

CLASS C*
Sold                                                      3,502              N/A           14,026              N/A
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                   3,502              N/A           14,026              N/A
---------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
98  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                               2030 FUND                         2035 FUND
                                                   --------------------------------  --------------------------------
                                                   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                     OCT. 31, 2010   APRIL 30, 2010    OCT. 31, 2010   APRIL 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS R**
Sold                                                         --              321               --               --
Reinvested distributions                                     --               18               --               --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                      --              339               --               --
---------------------------------------------------------------------------------------------------------------------

CLASS R3
Sold                                                         --              655               --               --
Reinvested distributions                                     --               21               --               --
Redeemed                                                   (464)            (676)            (467)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (464)              --             (467)              --
---------------------------------------------------------------------------------------------------------------------

CLASS R4
Redeemed                                                   (464)              --             (467)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (464)              --             (467)              --
---------------------------------------------------------------------------------------------------------------------

CLASS R5
Redeemed                                                   (464)              --             (467)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (464)              --             (467)              --
---------------------------------------------------------------------------------------------------------------------

CLASS Z**
Sold                                                    426,043          633,435          395,139          464,245
Reinvested distributions                                     --           89,447               --           65,941
Redeemed                                               (286,398)        (819,113)        (354,407)        (470,306)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 139,645          (96,231)          40,732           59,880
---------------------------------------------------------------------------------------------------------------------



                                                               2040 FUND                         2045 FUND
                                                   --------------------------------  --------------------------------
                                                   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                     OCT. 31, 2010   APRIL 30, 2010    OCT. 31, 2010   APRIL 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                     24,160           56,410           18,255           52,148
Reinvested distributions                                     --            5,781               --            5,075
Redeemed                                                (29,094)         (44,538)         (17,738)         (63,289)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (4,934)          17,653              517           (6,066)
---------------------------------------------------------------------------------------------------------------------

CLASS C*
Sold                                                        328              N/A           12,301              N/A
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                     328              N/A           12,301              N/A
---------------------------------------------------------------------------------------------------------------------

CLASS R**
Sold                                                        190               38               --               96
Reinvested distributions                                     --               24               --               --
Redeemed                                                     (2)              (5)              --               --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                     188               57               --               96
---------------------------------------------------------------------------------------------------------------------

CLASS R3
Sold                                                         --            1,248               --               --
Reinvested distributions                                     --              102               --               --
Redeemed                                                 (4,525)              --             (466)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (4,525)           1,350             (466)              --
---------------------------------------------------------------------------------------------------------------------

CLASS R4
Sold                                                         --               --               --            1,187
Redeemed                                                   (464)              --               --               --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (464)              --               --            1,187
---------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  99

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                                               2040 FUND                         2045 FUND
                                                   --------------------------------  --------------------------------
                                                   SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                     OCT. 31, 2010   APRIL 30, 2010    OCT. 31, 2010   APRIL 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS R5
Redeemed                                                   (464)              --             (466)              --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (464)              --             (466)              --
---------------------------------------------------------------------------------------------------------------------

CLASS Z**
Sold                                                    324,486          430,151          418,024          627,838
Reinvested distributions                                     --           44,449               --           42,709
Redeemed                                               (210,136)        (317,064)        (237,099)        (474,101)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 114,350          157,536          180,925          196,446
---------------------------------------------------------------------------------------------------------------------


 * For the period from Sept. 27, 2010 (when shares became available) to Oct. 31, 2010.
** Effective Sept. 7, 2010, Class R2 and Class Y shares were renamed Class R and Class Z shares, respectively.

6. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying funds, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

For federal income tax purposes, each Fund had a capital loss carry-over at April 30, 2010, that if not offset by capital gains will expire as follows:

FUND                                                                      2017       2018
--------------------------------------------------------------------------------------------
2010 Fund.............................................................  $428,181  $2,827,856
2015 Fund.............................................................   704,342   3,055,770
2020 Fund.............................................................   502,050   4,705,880
2025 Fund.............................................................   662,473   3,488,786
2030 Fund.............................................................   623,603   2,895,797
2035 Fund.............................................................   312,553   1,217,126
2040 Fund.............................................................   370,260     565,348
2045 Fund.............................................................    84,212     248,395


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At April 30, 2010, post-October losses that are treated for income tax purposes as occurring on May 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
2010 Fund.................................................................       $198,299
2015 Fund.................................................................        509,419
2020 Fund.................................................................        448,706
2025 Fund.................................................................        392,001
2030 Fund.................................................................        531,156
2035 Fund.................................................................        150,169
2040 Fund.................................................................         20,176
2045 Fund.................................................................        136,116




--------------------------------------------------------------------------------
100  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On Dec. 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
               COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT  101

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
102  COLUMBIA RETIREMENT PLUS(R) SERIES -- 2010 SEMIANNUAL REPORT

(COLUMBIA MANAGEMENT LOGO)

COLUMBIA RETIREMENT PLUS(R) SERIES
(formerly known as RiverSource Retirement Plus(R) Series)
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM

This report must be accompanied or preceded by the
Funds' current prospectus. The Funds are distributed by
Columbia Management Investment Distributors, Inc.,
member FINRA and managed by Columbia Management
Investment Advisers, LLC.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.    S-
6514 F (12/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Series Trust


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date December 20, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date December 20, 2010